Abacus FCF International Leaders ETF (ABLG)
Abacus FCF Leaders ETF (ABFL)
Abacus FCF Small Cap Leaders ETF (ABLS)
Abacus FCF Innovation Leaders ETF (ABOT)
Abacus Flexible Bond Leaders ETF (ABXB)
Abacus FCF Real Assets Leaders ETF (ABLD)
(each a "Fund" and together the "Funds")

Prospectus
November 28, 2025, as amended May 15, 2026
This Prospectus provides important information about the Funds, each a series of Abacus FCF ETF Trust (“Trust”), that you should know before investing in the Funds. Please read it carefully and keep it for future reference.
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Shares of the Funds (“Shares”) are listed and traded on Cboe BZX Exchange, Inc. (“Cboe” or “Exchange”). Shares are not individually redeemable. The Trust is a registered investment company under the Investment Company Act of 1940, as amended (“1940 Act”).

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Funds' Statement of Additional Information (“SAI”) dated November 28, 2025 (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

FUND SUMMARIES
Abacus FCF International Leaders ETF
Investment Objective
The Abacus FCF International Leaders ETF (the “Fund”) seeks to generate long-term total returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1,2]	0.54%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.54%

1.The management fee is structured as a “unified fee,” pursuant to which the Fund’s investment adviser pays all expenses of the Fund, except for the management fee, payments under the Fund’s Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
2."Management Fee" has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% per year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$55	$173	$302	$677
Portfolio Turnover
The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended July 31, 2025, the Fund’s portfolio turnover rate was 143% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”). To pursue its investment objective, the Fund invests, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies from foreign countries, or depositary receipts representing such securities. The Fund considers an issuer to be from a foreign country if: (i) its securities are organized under the laws of a foreign country or the issuer maintains its principal place of business in a foreign country; (ii) its securities are traded principally in a foreign country; or (iii) during the issuer's most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets in a foreign country. The companies in which the Fund primarily invests are those from developed foreign markets, although the Fund will also invest a portion of its assets in companies located in emerging markets (i.e., those that are in the early stages of their economic development).
The Fund seeks to invest in stocks of the most profitable companies that exhibit fundamental characteristics associated with the potential for long-term capital appreciation, as identified by Abacus FCF Advisors LLC (the “Adviser”) through extensive historical research. While the Adviser evaluates companies of any market capitalization, the final portfolio primarily consists of large- and mid-cap companies.
The Adviser utilizes its proprietary Abacus FCF Leaders Model (the “Model”) to evaluate securities in the investment universe and scores them based on free cash flow return on invested capital (“FCF-ROIC”). The Model assesses companies through a detailed analysis of factors such as capital expenditure, accruals, cash flow margins and asset turnover to identify companies with strong and sustainable profitability. These securities are assigned active weights primarily based on their FCF-ROIC characteristics, with adjustments reflecting the Adviser’s systematic evaluation of company-specific risk in the context of the business cycle. These active weights are integrated with free-float market capitalization weights and rescaled to construct the final portfolio, seeking to ensure high-conviction exposure to companies with strong FCF-ROIC metrics.
During earnings seasons, the Adviser typically implements more substantial adjustments to the Fund’s portfolio based on updated Model outputs. However, the Adviser continuously monitors the portfolio and retains discretion to make modifications to the Fund’s portfolio at any time, subject to the oversight and supervision of the Board of Trustees of the Trust (the “Board”), to better capture daily updates and opportunities identified by the Model.
The Adviser executes trades for the Fund’s portfolio based on insights generated by the Model. To implement the Model’s outputs efficiently, the Adviser: (a) selects trading vehicles (e.g., stocks or depositary receipts) with an emphasis on liquidity and cost-effectiveness; (b) manages cash positions to address operational requirements or market disruptions deemed extreme by the Adviser; and (c) executes trades to maintain portfolio alignment following corporate actions (e.g., mergers, spinoffs or restructurings).
The Fund can use derivative instruments, including exchange-traded futures contracts, to seek to protect the Fund's current or intended investments from broad fluctuations in securities prices.
The Adviser may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective.
From time to time the Fund may focus its investment (i.e., invest more than 15% of its total assets) in one or more particular sectors or geographic regions. As of September 30, 2025, the Fund focuses its investments in Asia and Europe, and also in the information technology, consumer discretionary and industrials sectors.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns. Non-U.S. issuers also may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Geographic Region Risk. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to that region or country’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a significant portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.
•Asia Risk.  Investments in securities of issuers in Asian countries involve risks that are specific to Asia, including certain legal, regulatory, political and economic risks. Certain Asian countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade and economic conditions in other countries can impact these economies.
•Europe Risk. Decreasing imports or exports, changes in governmental or European Union (the “EU”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, war in or around the European region and/or an economic recession in an EU member country may have a significant adverse effect on the securities of EU issuers. The European financial markets have recently experienced volatility and adversity due to concerns about withdrawal of member countries from the EU and economic downturns and rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe.
Emerging Markets Risk. Investments in emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations than investments in more developed markets. Companies in emerging markets may be subject to less stringent regulatory, accounting, auditing, and financial reporting and recordkeeping standards than companies in more developed countries, which could impede the Adviser's ability to evaluate such companies or impact the Fund's performance. Securities laws and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions may be limited or otherwise impaired. In addition, investments in emerging markets may experience lower trading volume, greater price fluctuations, delayed settlement, unexpected market closures and lack of timely information, and may be subject to additional transaction costs.
Sector Focus Risk. To the extent that the Fund’s investments are focused on a particular sector, the Fund is subject to loss due to adverse occurrences that may affect that sector. Focusing on a particular sector could increase the Fund’s volatility over the short term.
Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions. Small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations or may have difficulty in repaying any loans which are floating rate.
Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
Derivatives Risk. A derivative instrument derives its value from an underlying security, currency, commodity, interest rate, index or other asset (collectively, “underlying asset”). The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in the underlying assets, including counterparty, leverage and liquidity risks. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful.
•Futures Contracts Risk. Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.
Active and Frequent Trading Risk. Active and frequent trading of portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities, and may also result in higher taxes if Shares are held in a taxable account.
Management Risk. The Fund is actively managed using proprietary Models. There can be no guarantee that the Fund will achieve its investment objective or that the Models will produce the intended results. The Fund may be adversely affected by imperfections, errors or limitations in the construction or implementation of the Models and/or the Adviser's ability to monitor and timely adjust the metrics or update the data or features underlying the Models. Any of these factors could result in the Fund underperforming comparable investment vehicles. In addition, the Adviser’s investment process will result in the Fund holding a more limited number of securities. As a result, each investment has a greater effect on the Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund.
Market Events Risk. The value of securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund's control, including the quality of the Fund's investments, economic conditions, adverse investor sentiment, lower demand for a company's goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural disasters, changes in trade regulation, economic sanctions, imposition of tariffs or other events could have a significant impact on the Fund, its investments and the trading of its Shares.
ETF Risk. As an ETF, the Fund is subject to the following risks:
•Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV and possibly face delisting.
•Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.
•International Closed Markets Trading Risk. Because certain of the Fund’s investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between the current prices of such investments and the prices at which such investments are valued by the Fund. As a result, Shares may appear to trade at a significant discount or premium to NAV.
•Large Shareholder Risk.  Certain shareholders, including the Adviser or an affiliate of the Adviser, or groups of related shareholders, such as those investing through one or more model portfolios, may own a substantial amount of the Shares. The disposition of Shares by large shareholders resulting in redemptions through or by APs could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.
•Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
•Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year as of December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year and since inception periods compare with those of a broad measure of market performance and a style-specific index (one reflecting the market segments in which the Fund invests), in that order. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.abacusfcf.com.
Calendar Year Total Returns
For the year-to-date period ended September 30, 2025, the Fund’s total return was 10.43%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 19.03% for the quarter ended June 30, 2020, and the lowest quarterly return was -22.25% for the quarter ended March 31, 2020.

Average Annual Total Returns
For the Period Ended December 31, 2024

Abacus FCF International Leaders ETF	1 Year	5 Years	Since Inception (6/27/2017)
Return Before Taxes	0.55%	4.44%	4.44%
Return After Taxes on Distributions	0.36%	3.95%	4.08%
Return After Taxes on Distributions and Sale of Shares	1.00%	3.70%	3.70%
MSCI All Country World Index ex USA (reflects no deduction for fees, expenses, or taxes)	5.53%	4.10%	4.74%
MSCI All Country World ex USA Growth Index (reflects no deduction for fees, expenses, or taxes)	5.07%	3.44%	4.95%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Investment Adviser
Abacus FCF Advisors LLC serves as the investment adviser of the Fund.
Portfolio Managers
Vince (Qijun) Chen, CFA, Vice President of Public Equity & Portfolio Management of Abacus Global Management, Inc., the parent company of the Adviser (“Abacus”), and Portfolio Manager of the Adviser, Fei Xue, Vice President of ABL Wealth Advisors, LLC, a subsidiary of Abacus and an affiliate of the Adviser (“ABL Wealth”), and Tom MacDonald, Financial Analyst at ABL Wealth, each serve the Fund as a portfolio manager and have served in such role since January 2021, December 2024 and December 2024, respectively. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.
Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.abacusfcf.com.
Tax Information
Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions reported by the Fund as “capital gain dividends” are taxed to you as long-term capital gains, and distributions may also be subject to state and/or local taxes. Fund distributions generally are not taxable to you if you are investing through a tax-advantaged retirement plan account or you are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

Purchases Through Broker-Dealers and Other Financial Intermediaries
If you purchase Shares through a broker-dealer or other financial intermediary, the Adviser and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Abacus FCF Leaders ETF
Investment Objective
The Abacus FCF Leaders ETF (the “Fund”) seeks to generate long-term returns in excess of the total return of the Russell 3000® Index (the "Index"), with less volatility than the Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1,2]	0.49%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.49%

1.The management fee is structured as a “unified fee,” pursuant to which the Fund’s investment adviser pays all expenses of the Fund, except for the management fee, payments under the Fund’s Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
2.“Management Fee” has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% per year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$50	$157	$274	$616
Portfolio Turnover
The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended July 31, 2025, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”). To pursue its investment objective, the Fund invests, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies from the United States. The Fund considers an issuer to be from the United States if: (i) its securities are organized under the laws of the United States or the issuer maintains its principal place of business in the United States; (ii) its securities are traded principally in the United States; or (iii) during the issuer's most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States or has at least 50% of its assets in the United States.

The Fund seeks to invest in stocks of the most profitable companies that exhibit fundamental characteristics associated with the potential for long-term capital appreciation, as identified by Abacus FCF Advisors LLC (the “Adviser”) through extensive historical research. While the Adviser evaluates companies of any market capitalization, the final portfolio primarily consists of large- and mid-cap companies.
The Adviser utilizes its proprietary Abacus FCF Leaders Model (the “Model”) to evaluate securities in the investment universe and scores them based on free cash flow return on invested capital (“FCF-ROIC”). The Model assesses companies through a detailed analysis of factors such as capital expenditure, accruals, cash flow margins and asset turnover to identify companies with strong and sustainable profitability. These securities are assigned active weights primarily based on their FCF-ROIC characteristics, with adjustments reflecting the Adviser’s systematic evaluation of company-specific risk in the context of the business cycle. These active weights are integrated with free-float market capitalization weights and rescaled to construct the final portfolio, seeking to ensure high-conviction exposure to companies with strong FCF-ROIC metrics.
During earnings seasons, the Adviser typically implements more substantial adjustments to the Fund’s portfolio based on updated Model outputs. However, the Adviser continuously monitors the portfolio and retains discretion to make modifications to the Fund’s portfolio at any time, subject to the oversight and supervision of the Board of Trustees of the Trust (the “Board”), to better capture daily updates and opportunities identified by the Model.
The Adviser executes trades for the Fund’s portfolio based on insights generated by the Model. To implement the Model’s outputs efficiently, the Adviser: (a) manages cash positions to address operational requirements or market disruptions deemed extreme by the Adviser; and (b) executes trades to maintain portfolio alignment following corporate actions (e.g., mergers, spinoffs or restructurings).
The Fund can use derivative instruments, including exchange-traded futures contracts, to seek to protect the Fund's current or intended investments from broad fluctuations in securities prices.
From time to time the Fund may focus its investment (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of September 30, 2025, the Fund focuses its investments in the information technology, communications and healthcare sectors.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Sector Focus Risk. To the extent that the Fund’s investments are focused on a particular sector, the Fund is subject to loss due to adverse occurrences that may affect that sector. Focusing on a particular sector could increase the Fund’s volatility over the short term.
Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions. Small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.
Geographic Region Risk. Because the Fund invests a significant portion of its assets in the U.S., the Fund will generally have more exposure to economic risks affecting the U.S. In the event of economic or political turmoil or a deterioration of diplomatic relations in the U.S., the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in other countries whose economies appear to be unrelated can also adversely affect the Fund’s U.S. investments.

Derivatives Risk. A derivative instrument derives its value from an underlying security, currency, commodity, interest rate, index or other asset (collectively, “underlying asset”). The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in the underlying assets, including counterparty, leverage and liquidity risks. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful.
•Futures Contracts Risk. Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.
Management Risk. The Fund is actively managed using proprietary Models. There can be no guarantee that the Fund will achieve its investment objective or that the Models will produce the intended results. The Fund may be adversely affected by imperfections, errors or limitations in the construction or implementation of the Models and/or the Adviser's ability to monitor and timely adjust the metrics or update the data or features underlying the Models. Any of these factors could result in the Fund underperforming comparable investment vehicles. In addition, the Adviser’s investment process will result in the Fund holding a more limited number of securities. As a result, each investment has a greater effect on the Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund.
Market Events Risk. The value of securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund's control, including the quality of the Fund's investments, economic conditions, adverse investor sentiment, lower demand for a company's goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural disasters, changes in trade regulation, economic sanctions, imposition of tariffs or other events could have a significant impact on the Fund, its investments and the trading of its Shares.
ETF Risk. As an ETF, the Fund is subject to the following risks:
•Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV and possibly face delisting.
•Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.
•Large Shareholder Risk. Certain shareholders, including the Adviser or an affiliate of the Adviser, or groups of related shareholders, such as those investing through one or more model portfolios, may own a substantial amount of the Shares. The disposition of Shares by large shareholders resulting in redemptions through or by APs, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.
•Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.

•Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year as of December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.abacusfcf.com.
Calendar Year Total Returns
For the year-to-date period ended September 30, 2025, the Fund’s total return was 8.81%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 22.22% for the quarter ended June 30, 2020, and the lowest quarterly return was -21.87% for the quarter ended March 31, 2020.
Average Annual Total Returns
For the Period Ended December 31, 2024

Abacus FCF Leaders ETF	1 Year	5 Years	Since Inception (9/27/2016)
Return Before Taxes	18.25%	13.91%	14.59%
Return After Taxes on Distributions	18.04%	13.20%	14.09%
Return After Taxes on Distributions and Sale of Shares	10.94%	11.03%	12.05%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	14.28%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Investment Adviser
Abacus FCF Advisors LLC serves as the investment adviser of the Fund.

Portfolio Managers
Vince (Qijun) Chen, CFA, Vice President of Public Equity & Portfolio Management of Abacus Global Management, Inc., the parent company of the Adviser (“Abacus”), and Portfolio Manager of the Adviser, Fei Xue, Vice President of ABL Wealth Advisors, LLC, a subsidiary of Abacus and an affiliate of the Adviser, (“ABL Wealth”), and Tom MacDonald, Financial Analyst at ABL Wealth, each serve the Fund as a portfolio manager and have served in such role since January 2021, December 2024 and December 2024, respectively. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.
Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.abacusfcf.com.
Tax Information
Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions reported by the Fund as “capital gain dividends” are taxed to you as long-term capital gains, and distributions may also be subject to state and/or local taxes. Fund distributions generally are not taxable to you if you are investing through a tax-advantaged retirement plan account or you are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.
Purchases Through Broker-Dealers and Other Financial Intermediaries
If you purchase Shares through a broker-dealer or other financial intermediary, the Adviser and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Abacus FCF Small Cap Leaders ETF
Investment Objective
The Abacus FCF Small Cap Leaders ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the Abacus FCF Small Cap Leaders Index (the “Underlying Index”).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1]	0.59%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.59%
Fee Waiver[2]	(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver	0.39%

1.The management fee is structured as a “unified fee,” pursuant to which the Fund’s investment adviser pays all expenses of the Fund, except for the management fee, payments under the Fund’s Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
2.Abacus FCF Advisors LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% per year and that operating expenses remain the same and that the Fee Waiver Agreement remains in place for the contractual period. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$40	$169	$309	$719
Portfolio Turnover
The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the period of February 18, 2025 (commencement of operations) through July 31, 2025, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies
To pursue its investment objective, the Fund invests, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in component securities of the Underlying Index. The Underlying Index is sponsored and maintained by Abacus FCF Indexes LLC (the “Index Provider”), an affiliate of the Adviser. The Underlying Index is a rules-based equity index designed to track the performance of the small-cap segment of U.S. publicly traded companies with strong free cash flow return on invested capital (“FCF-ROIC”), as identified by the Index Provider through extensive historical research. The Fund intends to maintain a portfolio of securities that generally replicates the holdings of the Underlying Index. As of the date of this Prospectus, the only securities included in the Underlying Index are common stock.
To be eligible for inclusion in the Underlying Index, an equity security must meet the following requirements (“Eligible Securities”): (i) be listed in the U.S.; (ii) fall within the small-cap category, as defined by the Index Provider, based on market capitalization; (iii) satisfy certain trading volume criteria; and (iv) have been issued by a company that has reported specific financial metrics within the last year, including but not limited to (a) free cash flow, (b) net income, and (c) revenue. The Index Provider considers a security to be within the small-cap category if it is in the smallest 85% to 97% of the cumulative market cap of all stocks listed on U.S. stock exchanges at time of selection, which, as of September 30, 2025, results in companies being deemed within the small-cap category if they have a market capitalization of $7.4 billion or less at the time of reconstitution.
The Underlying Index utilizes the Adviser’s proprietary Abacus FCF Leaders Model (the “Model”) to evaluate Eligible Securities and scores them based on FCF-ROIC. The Model assesses companies through a detailed analysis of factors such as capital expenditure, accruals, cash flow margins and asset turnover to identify companies with strong and sustainable profitability. These securities are assigned active weights primarily based on their FCF-ROIC characteristics, with adjustments for company-specific risk using a proprietary factor derived from the historical volatility of each Eligible Security’s stock price over the preceding 12-month period. The resulting risk-adjusted score is used to calculate active weights for each security, which are combined with their free-float market capitalization. The Underlying Index includes those remaining Eligible Securities until one of the following thresholds is met: (1) over 90% of the cumulative weight of the Eligible Securities has been included in the Underlying Index, or (2) the number of included securities reaches 50. The weights of all securities are then rescaled to construct the final portfolio, seeking to ensure high-conviction exposure to small-cap companies with strong FCF-ROIC metrics.
The Underlying Index is rebalanced and reconstituted quarterly, with a portfolio turnover cap of 25%. The Fund’s portfolio is generally rebalanced and reconstituted quarterly, in accordance with the Underlying Index.
The Fund can use derivative instruments, including exchange-traded futures contracts, to gain exposure to component securities of the Underlying Index.
The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of September 30, 2025, the Underlying Index was concentrated in the information technology sector.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions. Small capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations or may have difficulty in repaying any loans which are floating rate.
Geographic Region Risk. Because the Fund invests a significant portion of its assets in the U.S., the Fund will generally have more exposure to economic risks affecting the U.S. In the event of economic or political turmoil or a deterioration of diplomatic relations in the U.S., the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in other countries whose economies appear to be unrelated can also adversely affect the Fund’s U.S. investments.
Index-Based Strategy Risk. The Fund is managed as an index-based fund that seeks to track the performance of the Underlying Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold the component securities of the Underlying Index regardless of the current or projected performance of a specific security or the relevant market as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy. The Fund will seek to track the Underlying Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and/or cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds. Further, the Underlying Index methodology is designed to provide exposure to a limited number of securities, which results in the Fund holding a more limited number of securities. As a result, each investment has a greater effect on the Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund. Additionally, the Fund generally rebalances and reconstitutes its portfolio in accordance with the Underlying Index and, therefore, any changes to the Underlying Index’s rebalance or reconstitution schedule will typically result in corresponding changes to the Fund’s rebalance or reconstitution schedule.
Market Events Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural disasters, changes in trade regulation, economic sanctions, imposition of tariffs or other events could have a significant impact on the Fund, its investments and the trading of its Shares.
Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.
Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.
Derivatives Risk. A derivative instrument derives its value from an underlying security, currency, commodity, interest rate, index or other asset (collectively, “underlying asset”). The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in the underlying assets, including counterparty, leverage and liquidity risks. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful.
•Futures Contracts Risk. Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.
Index Correlation Risk. While the Adviser seeks to track the performance of the Underlying Index closely (i.e., to achieve a high degree of correlation with the Underlying Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and/or operational inefficiencies.
Index Calculation Risk. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. The Fund, the Index Provider, the Adviser, the Underlying Index calculation agent and any of their respective affiliates cannot offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.
Affiliated Index Provider Risk. The Index Provider is an affiliated person of the Adviser, which poses the appearance of a conflict of interest. For example, a potential conflict could arise if the Adviser, as an affiliate of the Index Provider, were to exercise undue influence with respect to regular and/or extraordinary updates to the methodology or composition of the Underlying Index, including in a manner that might improve the apparent performance of the Fund relative to the performance of the Underlying Index. Additionally, potential conflicts could arise to the extent that portfolio managers of the Adviser become aware of contemplated methodology changes or rebalance activity prior to disclosure to the public, which could facilitate “front running” on behalf of other funds or accounts managed by the Adviser with similar exposure. Although the Adviser and the Index Provider have taken steps designed to ensure that these potential conflicts are mitigated (e.g., via the adoption of policies and procedures that are designed to minimize potential conflicts of interest and the implementation of informational barriers designed to minimize the potential for the misuse of information about the Underlying Index), there can be no assurance that such measures will be successful.
Risk of Having a Transferred Basis in Shares. An investment in Shares will be less tax efficient than an investment in other ETFs because the Fund’s initial portfolio was deposited in-kind by a seed investor whose cost basis in the securities was lower than the market value of such securities on the date of such deposit. Under the tax code, such in-kind contribution resulted in the seed investor’s lower basis in those securities being transferred to the Fund. As a result, if any securities with the lower basis are sold by the Fund, the Fund will realize higher amounts of realized gains upon the sale of such portfolio securities than otherwise would be the case had the Fund not received such in-kind deposit, and may be required to distribute capital gains, including long-term capital gains, to all shareholders (inclusive of, but not limited to, the seed investor) upon the sale of such portfolio securities. Please consult your tax advisor about the potential tax consequences. Nonetheless, because the Fund intends to transact with APs primarily in kind, it does not currently anticipate significant tax impacts to investors as a result of the in-kind seed investment.
ETF Risk. As an exchange-traded fund (“ETF”), the Fund is subject to the following risks:
•Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV and possibly face delisting.
•Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.
•Large Shareholder Risk. Certain shareholders, including the Adviser or its affiliates, or groups of related shareholders, such as those investing through one or more model portfolios, may own a substantial amount of the Shares. The disposition of Shares by large shareholders, resulting in redemptions through or by APs, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. The form of a large shareholder’s contribution and any redemption activity in the Fund can adversely affect the tax efficiency of the Fund.
•Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
•Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.
Performance
On February 18, 2025, all of the assets of a separately managed account (the “Predecessor Account”), which had been managed by the Adviser since March 18, 2021, and had investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Fund, were transferred to the Fund in a tax-free transaction (the “Transaction”). Performance shown for periods prior to the date of the Transaction represents the performance of the Predecessor Account. Prior to the date of the Transaction, the Fund had not commenced investment operations. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act on registered investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected.
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s and the Predecessor Account’s performance from year to year as of December 31. The table illustrates how the Fund’s and the Predecessor Account’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance, a style-specific index (one reflecting the market segments in which the Fund invests) and the index the Fund seeks to track, in that order. The Fund’s and Predecessor Account’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. The Predecessor Account’s performance shown below has been recalculated using the Fund’s management fee, which has the effect of reducing the Predecessor Account’s performance. In addition, the Predecessor Account did not pay dividends and distributions. As a result, there are no after-tax returns for the Predecessor Account. Updated performance information is also available on the Fund’s website at www.abacusfcf.com.
Calendar Year Total Returns
For the year-to-date period ended September 30, 2025, the Fund’s and Predecessor Account’s total return was -4.08%. During the period of time shown in the bar chart, the Fund’s and Predecessor Account’s highest quarterly return was 13.43% for the quarter ended September 30, 2024, and the lowest quarterly return was -15.41% for the quarter ended June 30, 2022.

Average Annual Total Returns
For the Period Ended December 31, 2024

Abacus FCF Small Cap Leaders ETF	1 Year	Since Inception (3/18/2021)[1]
Return Before Taxes	9.29%	6.95%
Return After Taxes on Distributions	N/A	N/A
Return After Taxes on Distributions and Sale of Shares	N/A	N/A
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	13.04%
Russell 2000® Total Return Index (reflects no deduction for fees, expenses, or taxes)	11.54%	0.93%
Abacus FCF Small Cap Leaders Index (reflects no deduction for fees, expenses, or taxes)	9.40%	8.54%⁽²⁾
1.The Predecessor Account commenced investment operations on March 18, 2021.
2.The performance for the Abacus FCF Small Cap Leaders Index is provided as of 3/31/2021 as the Index does not have daily performance data prior to that date.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Investment Adviser
Abacus FCF Advisors LLC serves as the investment adviser of the Fund.
Portfolio Managers
Vince (Qijun) Chen, CFA, Vice President of Public Equity & Portfolio Management of Abacus Global Management, Inc. (“Abacus”) and Portfolio Manager of the Adviser; Fei Xue, Vice President of ABL Wealth Advisors, LLC, a subsidiary of Abacus and an affiliate of the Adviser (“ABL Wealth”); and Tom MacDonald, Financial Analyst at ABL Wealth, each serve the Fund as a portfolio manager and have served in such role since February 2025 (the Fund’s inception). Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.
Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.abacusfcf.com.

Tax Information
Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions reported by the Fund as “capital gain dividends” are taxed to you as long-term capital gains, and distributions may also be subject to state and/or local taxes. Fund distributions generally are not taxable to you if you are investing through a tax-advantaged retirement plan account or you are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.
Purchases Through Broker-Dealers and Other Financial Intermediaries
If you purchase Shares through a broker-dealer or other financial intermediary, the Adviser or its affiliates or related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Abacus FCF Innovation Leaders ETF
Investment Objective
The Abacus FCF Innovation Leaders ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus FCF Innovation Leaders Index (the “Underlying Index”).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1,2]	0.59%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.59%
Fee Waiver[3]	(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver	0.39%

1.The management fee is structured as a “unified fee,” pursuant to which the Fund’s investment adviser pays all expenses of the Fund, except for the management fee, payments under the Fund’s Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
2.“Management Fee” has been restated to reflect current fees.
3.Abacus FCF Advisors LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% per year and that operating expenses remain the same and that the Fee Waiver Agreement remains in place for the contractual period. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$40	$169	$309	$719
Portfolio Turnover
The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended July 31, 2025, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies
To pursue its investment objective, the Fund invests, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in component securities of the Underlying Index. The Underlying Index is sponsored and maintained by Abacus FCF Indexes LLC (the "Index Provider"), an affiliate of Abacus FCF Advisors LLC, the Fund’s investment adviser (the “Adviser”). The Underlying Index is a rules-based equity index designed to track the performance of U.S. publicly traded companies with strong free cash flow return on invested capital (“FCF-ROIC”) and strong research and development (“R&D”) investment, as identified by the Index Provider through extensive historical research. The Fund intends to maintain a portfolio of securities that generally replicates the holdings of the Underlying Index.
To be eligible for inclusion in the Underlying Index, an equity security must meet the following requirements (“Eligible Securities”): (i) be a U.S. listed common stock; (ii) have a minimum total market capitalization larger than the 97th percentile of the cumulative market capitalization of all Eligible Securities; (iii) have an average monthly trading volume of greater than $75 million over the last six months; and (iv) have been issued by a company that has reported over the past 12 months certain characteristics of its expenses, including free cash flow and positive R&D expense.
The Underlying Index utilizes the Adviser’s proprietary Abacus FCF Leaders Model (the “Model”) to evaluate Eligible Securities and scores them based on FCF-ROIC. The Model assesses a company’s FCF-ROIC by analyzing factors such as capital expenditure, accruals, cash flow margins, and asset turnover. The FCF-ROIC score is then combined with the degree of R&D investment to derive the FCF Innovation Leaders Score (the “Score”), which helps identify companies with strong and sustainable profitability and innovation.
A target weighting is then assigned to each Eligible Security based on its Score, with adjustments for company-specific risk using a proprietary factor derived from the historical volatility of each Eligible Security’s stock price over the preceding 12-month period. The resulting risk-adjusted score is used to calculate active weights for each security, which are combined with their free-float market capitalization. The Underlying Index includes those remaining Eligible Securities until one of the following thresholds is met: (1) over 90% of the cumulative weight of the Eligible Securities has been included in the Underlying Index, or (2) the number of included securities reaches 50. The weights of all securities are then rescaled to construct the final portfolio, seeking to ensure high-conviction exposure to companies with strong and sustainable profitability and innovation.
The Underlying Index is rebalanced and reconstituted quarterly, with a portfolio turnover cap of 25%. The Fund’s portfolio is generally rebalanced and reconstituted quarterly, in accordance with the Underlying Index.
The Fund can use derivative instruments, including exchange-traded futures contracts, to gain exposure to component securities of the Underlying Index.
The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of September 30, 2025, the Underlying Index is concentrated in the information technology sector.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions. Small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations or may have difficulty in repaying any loans which are floating rate.
Index-Based Strategy Risk. The Fund is managed as an index-based fund that seeks to track the performance of the Underlying Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold the component securities of the Underlying Index regardless of the current or projected performance of a specific security or the relevant market as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy. The Fund will seek to track the Underlying Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and/or cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds. Further, the Underlying Index methodology is designed to provide exposure to a limited number of securities, which results in the Fund holding a more limited number of securities. As a result, each investment has a greater effect on the Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund. Additionally, the Fund generally rebalances and reconstitutes its portfolio in accordance with the Underlying Index and, therefore, any changes to the Underlying Index’s rebalance or reconstitution schedule will typically result in corresponding changes to the Fund’s rebalance or reconstitution schedule.
Market Events Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural disasters, changes in trade regulation, economic sanctions, imposition of tariffs or other events could have a significant impact on the Fund, its investments and the trading of its Shares.
Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.
Derivatives Risk. A derivative instrument derives its value from an underlying security, currency, commodity, interest rate, index or other asset (collectively, “underlying asset”). The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in the underlying assets, including counterparty, leverage and liquidity risks. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful.
•Futures Contracts Risk.  Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.
Index Correlation Risk. While the Adviser seeks to track the performance of the Underlying Index closely (i.e., to achieve a high degree of correlation with the Underlying Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and/or operational inefficiencies.

Index Calculation Risk. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. The Fund, the Index Provider, the Adviser, the Underlying Index calculation agent and any of their respective affiliates cannot offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers at any particular time.
Affiliated Index Provider Risk. The Index Provider is an affiliated person of the Adviser, which poses the appearance of a conflict of interest. For example, a potential conflict could arise if the Adviser, as an affiliate of the Index Provider, were to exercise undue influence with respect to regular and/or extraordinary updates to the methodology or composition of the Underlying Index, including in a manner that might improve the apparent performance of the Fund relative to the performance of the Underlying Index. Additionally, potential conflicts could arise to the extent that portfolio managers of the Adviser become aware of contemplated methodology changes or rebalance activity prior to disclosure to the public, which could facilitate “front running” on behalf of other funds or accounts managed by the Adviser with similar exposure. Although the Adviser and the Index Provider have taken steps designed to ensure that these potential conflicts are mitigated (e.g., via the adoption of policies and procedures that are designed to minimize potential conflicts of interest and the implementation of informational barriers designed to minimize the potential for the misuse of information about the Underlying Index), there can be no assurance that such measures will be successful.
ETF Risk. As an exchange-traded fund (“ETF”), the Fund is subject to the following risks:
•Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV and possibly face delisting.
•Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.
•Large Shareholder Risk.  Certain shareholders, including the Adviser or its affiliates, or groups of related shareholders, such as those investing through one or more model portfolios, may own a substantial amount of the Shares. The disposition of Shares by large shareholders, resulting in redemptions through or by APs, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.
•Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
•Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance as of December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with a broad measure of market performance, a style-specific index (one reflecting the market segments in which the Fund invests) and the index the Fund seeks to track, in that order. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.abacusfcf.com.

Calendar Year Total Returns
For the year-to-date period ended September 30, 2025, the Fund’s total return was 12.13%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 12.69% for the quarter ended December 31, 2023, and the lowest quarterly return was -17.14% for the quarter ended June 30, 2022.
Average Annual Total Returns
For the Period Ended December 31, 2024

Abacus FCF Innovation Leaders ETF	1 Year	Since Inception (12/7/2020)
Return Before Taxes	31.92%	11.69%
Return After Taxes on Distributions	31.52%	10.98%
Return After Taxes on Distributions and Sale of Shares	19.18%	8.96%
S&P 500 Index	25.02%	13.85%
Russell 1000® Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)	33.36%	15.03%
Abacus FCF Innovation Leaders Index (reflects no deduction for fees, expenses, or taxes)	32.57%	13.21%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Investment Adviser
Abacus FCF Advisors LLC serves as the investment adviser of the Fund.
Portfolio Managers
Vince (Qijun) Chen, CFA, Vice President of Public Equity & Portfolio Management of Abacus Global Management, Inc., the parent company of the Adviser (“Abacus”), and Portfolio Manager of the Adviser, Fei Xue, Vice President of ABL Wealth Advisors, LLC, a subsidiary of Abacus and an affiliate of the Adviser, (“ABL Wealth”), and Tom MacDonald, Financial Analyst at ABL Wealth, each serve the Fund as a portfolio manager and have served in such role since December 2024. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.abacusfcf.com.
Tax Information
Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions reported by the Fund as “capital gain dividends” are taxed to you as long-term capital gains, and distributions may also be subject to state and/or local taxes. Fund distributions generally are not taxable to you if you are investing through a tax-advantaged retirement plan account or you are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.
Purchases Through Broker-Dealers and Other Financial Intermediaries
If you purchase Shares through a broker-dealer or other financial intermediary, the Adviser or its affiliates or related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Abacus Flexible Bond Leaders ETF
Investment Objective
The Abacus Flexible Bond Leaders ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus Flexible Bond Leaders Index (the “Underlying Index”).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1,2]	0.59%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses	0.82%
Fee Waiver[3]	(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver	0.62%

1.The management fee is structured as a “unified fee,” pursuant to which the Fund’s investment adviser pays all expenses of the Fund, except for the management fee, payments under the Fund’s Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
2.“Management Fee” has been restated to reflect current fees.
3.Abacus FCF Advisors LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% per year and that operating expenses remain the same and that the Fee Waiver Agreement remains in place for the contractual period. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$63	$242	$435	$995
Portfolio Turnover
The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended July 31, 2025, the Fund’s portfolio turnover rate was 459% of the average value of its portfolio.

Principal Investment Strategies
To pursue its investment objective, the Fund invests, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and/or other instruments that provide exposure to, or have economic characteristics similar to, bonds. The Underlying Index is sponsored and maintained by Abacus FCF Indexes LLC (the “Index Provider”), an affiliate of Abacus FCF Advisors LLC, the Fund's investment adviser (the “Adviser”). The Underlying Index is designed to track the performance of a rules-based, quantitative strategy that seeks to provide current income and capital preservation by flexibly allocating across a diversified mix of fixed income categories consistent with an intermediate core-plus fixed income character (“Bond Categories,” and each, a “Bond Category”), which are derived from a universe of core investment-grade bonds (i.e., those that are rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization) ("Core Bonds") and higher yielding (including below investment grade) "plus" bonds ("Plus Bonds") as shown below.

Bond Categories
Core Bonds:	Plus Bonds:
1.Government bonds; 2.Investment-grade corporate bonds; 3.Investment-grade securitized debt; and 4.Investment-grade inflation-protected securities.	1.High-yield corporate bonds; 2.International, including emerging market bonds; and 3.Specialized bonds, including floating rate notes and loans.
To seek to maintain its core-plus character, the Underlying Index currently allocates approximately 70% of its value to Core Bonds (the “Core Bond Cap”), and approximately 30% of its value to Plus Bonds (the “Plus Bond Cap,” and together with the Core Bond Cap, the “Caps,” and each, a “Cap”).
The Underlying Index utilizes a proprietary quantitative model (the “Model”) that systematically identifies elevated volatility in the equity market to identify whether the market is in a high-volatility or low-volatility regime. During high-volatility regimes, the Model prioritizes short-term price momentum signals, targeting Bond Categories that exhibit stronger near-term price trends, whereas during low-volatility regimes, the Model prioritizes long-term price momentum signals, targeting Bond Categories that exhibit stronger long-term price trends. Once the volatility regime has been identified, the Model scores all Bond Categories based on those exhibiting the highest positive short- or long-term price momentum trends (based on the identified volatility regime) (the "Momentum Score") and selects only those Bond Categories exhibiting positive price momentum for inclusion in the Underlying Index (the “Trend Leaders”). Each of the Bond Categories selected will receive equal weight within their respective Caps. If there are no Core Bonds and/or Plus Bonds exhibiting positive price momentum at a particular reconstitution, the Underlying Index will allocate all value under the applicable Cap to the Core Bond and/or Plus Bond that receives the highest Momentum Score.
Under normal market conditions, the Underlying Index obtains exposure to Trend Leaders by selecting exchange-traded funds that provide exposure to the Bond Categories (“Underlying ETFs,” and each, an “Underlying ETF”). Once the Trend Leaders are identified, the Underlying Index selects one Underlying ETF to represent each selected Bond Category. Because Trend Leaders are selected based on price momentum trends of the Bond Categories, the Underlying Index may not always allocate across all of the Bond Categories.
The Underlying Index reconstitutes monthly, dynamically adjusting the weighting of short-term and long-term price momentum signals based on market volatility. The Core Bond Cap and the Plus Bond Cap may be adjusted by the Underlying Index's index committee at any monthly reconstitution. As of the date of this Prospectus, the Core Bond Cap may be adjusted within a range of 60%-80% and the Plus Bond Cap within a range of 20%-40%. The Fund is generally rebalanced and reconstituted in accordance with the Underlying Index.
In seeking to track the performance, before fees and expenses, of the Underlying Index, the Adviser uses a stratified sampling approach, meaning it may not select the exact Bond Categories or Underlying ETFs included in the Underlying Index at each reconstitution. The Adviser’s goal in utilizing this approach is to manage turnover and trading costs, particularly where relative Momentum Scores are tightly clustered and strict mechanical reconstitution from one month to the next would generate uneconomic trading costs for the Fund, while also seeking to minimize tracking error relative to the Underlying Index. In implementing the stratified sampling approach, the Adviser seeks to ensure that the Fund’s exposures to important risk factors, including interest rate, credit and geographical risks, are generally aligned with the Underlying Index.
The Fund can use derivative instruments, including exchange-traded futures contracts, to gain exposure to component securities of the Underlying Index, such as when derivatives present a more cost-effective alternative to investing directly in the component securities of the Underlying Index.
The Adviser may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective.
The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.
Underlying ETFs Risk. In seeking to track the Underlying Index, the Fund invests substantially all of its assets in Underlying ETFs. Accordingly, the Fund’s investment performance is directly related to the performance of the Underlying ETFs. The Fund’s net asset value (or “NAV”) will change with changes in the value of the Underlying ETFs based on their market valuations. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying ETFs. As the Underlying ETFs, or the Fund’s allocations among the Underlying ETFs, change from time to time, or to the extent that the total annual fund operating expenses of any Underlying ETF changes, the weighted average operating expenses borne by the Fund may increase or decrease.
Interest Rate Risk. During periods of rising interest rates, the market value of the Fund’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of an Underlying ETF’s securities will tend to be higher. An Underlying ETF’s (and therefore the Fund’s) yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for an Underlying ETF. During periods when inflation rates are high or rising, or during periods of low interest rates, an Underlying ETF (and therefore the Fund) may be subject to a greater risk of rising interest rates. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors).
Credit (or Default) Risk. The inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of an Underlying ETF’s (and therefore the Fund’s) investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of an Underlying ETF’s investment in that issuer.
Debt Extension Risk. When interest rates rise, an issuer will exercise its right to pay principal on certain debt securities held by an Underlying Fund later than expected. This will cause the value of the security, and the Underlying ETF’s (and therefore the Fund’s) NAV, to decrease, and the Underlying ETF may lose opportunities to invest in higher yielding securities.
Prepayment (or Call) Risk. An issuer could exercise its right to pay principal on callable debt securities held by an Underlying ETF earlier than expected. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, an Underlying ETF (and therefore the Fund) will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the

Fund’s returns. An Underlying ETF may also lose any premium it paid to purchase the securities, which will impact the value of the Fund’s investments.
U.S. Government Securities Risk is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.
Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, particularly in declining general economic conditions when concern regarding mortgagees’ ability to pay (e.g., the ability of homeowners, commercial mortgagees, consumers with student loans, automobile loans or credit card debtholders to make payments on the underlying loan pools) rises, which may result in an Underlying ETF experiencing difficulty selling or valuing these securities. In addition, these securities may not be backed by the full faith and credit of the U.S. government, have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Those asset-backed and mortgage-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity, are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed and mortgage-backed securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an Underlying ETF (and therefore the Fund). Privately issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and an Underlying ETF may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, an Underlying ETF may be forced to sell these securities at significantly reduced prices, resulting in losses to the Fund. Liquid privately issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. Liquidity and credit risks are even greater for mortgage pools that include subprime mortgages.
Loan Risk. In addition to the risks typically associated with high-yield fixed income securities, loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. In addition, because loans settle on a delayed basis, proceeds from the sale of loans may not be available to meet an Underlying ETF's obligations for a substantial period of time after the sale of the loan, which may result in losses to the Fund.
Sovereign Debt Risk. An Underlying ETF may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, an Underlying ETF’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns. Non-U.S. issuers also may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers.
Emerging Markets Risk. Investments in emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations than investments in more developed markets. Companies in emerging markets may be subject to less stringent regulatory, accounting, auditing, and financial reporting and recordkeeping standards than companies in more developed countries, which could impede an Underlying ETF's ability to evaluate such companies or impact the Fund's performance. Securities laws and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions may be limited or otherwise impaired. In addition, investments in emerging markets may experience lower trading volume, greater price fluctuations, delayed settlement, unexpected market closures and lack of timely information, and may be subject to additional transaction costs.
Inflation-Protected Securities Risk. Interest payments on inflation-protected securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced.
High Yield (Junk Bond) Securities Risk. High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies, including smaller and medium capitalization companies, without long track records of sales and earnings, or with questionable credit strength. These companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying floating rate loans. These fixed-income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the shares of an Underlying ETF and the income it earns.
Valuation Risk. The sale price an Underlying ETF could receive for a portfolio security may differ from the Underlying ETF’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in an Underlying ETF’s portfolio (which impact the value of the Fund’s portfolio) may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If an Underlying ETF invests in illiquid securities or its portfolio securities otherwise become illiquid, it may reduce the returns of the Underlying ETF because the Underlying ETF may be unable to sell the illiquid securities at an advantageous time or price. In the event that a Underlying ETF voluntarily or involuntarily liquidates its portfolio assets during periods of infrequent trading of its securities, the Underlying ETF may not receive full value for those assets, which will reduce the value of the Underlying ETF’s shares, and in turn, the value of the Fund’s investment in such shares.
Index-Based Strategy Risk. The Fund is managed as an index-based fund that seeks to track the performance of the Underlying Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold the component securities of the Underlying Index regardless of the current or projected performance of a specific security or the relevant market as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy. The Fund will seek to track the Underlying Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and/or cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds. Further, the Underlying Index methodology is designed to provide exposure to a limited number of securities, which results in the Fund holding a more limited number of securities. As a result, each investment has a greater effect on the Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund. Additionally, the Fund generally rebalances and reconstitutes its portfolio in accordance with the Underlying Index and, therefore, any changes to the Underlying Index’s rebalance or reconstitution schedule will typically result in corresponding changes to the Fund’s rebalance or reconstitution schedule.
Stratified Sampling Risk. By utilizing a stratified sampling approach, the Fund faces the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Underlying Index, thereby increasing tracking error. Additionally, the use of a stratified sampling approach may result in the Fund holding a smaller number of securities than the Underlying Index and, as a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index.
Market Events Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural disasters, changes in trade regulation, economic sanctions, imposition of tariffs or other events could have a significant impact on the Fund, its investments and the trading of its Shares.
Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.
Derivatives Risk. A derivative instrument derives its value from an underlying security, currency, commodity, interest rate, index or other asset (collectively, “underlying asset”). The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in the underlying assets, including counterparty, leverage and liquidity risks. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful.
•Futures Contracts Risk.  Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.
Active and Frequent Trading Risk. Active and frequent trading of portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities, and may also result in higher taxes if Shares are held in a taxable account.
Index Correlation Risk. While the Adviser seeks to track the performance of the Underlying Index closely (i.e., to achieve a high degree of correlation with the Underlying Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and/or operational inefficiencies.
Index Calculation Risk. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. The Fund, the Index Provider, the Adviser, the Underlying Index calculation agent and any of their respective affiliates cannot offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers at any particular time.

Affiliated Index Provider Risk. The Index Provider is an affiliated person of the Adviser, which poses the appearance of a conflict of interest. For example, a potential conflict could arise if the Adviser, as an affiliate of the Index Provider, were to exercise undue influence with respect to regular and/or extraordinary updates to the methodology or composition of the Underlying Index, including in a manner that might improve the apparent performance of the Fund relative to the performance of the Underlying Index. Additionally, potential conflicts could arise to the extent that portfolio managers of the Adviser become aware of contemplated methodology changes or rebalance activity prior to disclosure to the public, which could facilitate “front running” on behalf of other funds or accounts managed by the Adviser with similar exposure. Although the Adviser and the Index Provider have taken steps designed to ensure that these potential conflicts are mitigated (e.g., via the adoption of policies and procedures that are designed to minimize potential conflicts of interest and the implementation of informational barriers designed to minimize the potential for the misuse of information about the Underlying Index), there can be no assurance that such measures will be successful.
ETF Risk. As an ETF, the Fund is subject to the following risks:
•Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV and possibly face delisting.
•Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.
•Large Shareholder Risk. Certain shareholders, including the Adviser or its affiliates, or groups of related shareholders, such as those investing through one or more model portfolios, may own a substantial amount of the Shares. The disposition of Shares by large shareholders resulting in redemptions through or by APs could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.
•Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
•Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance as of December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with a broad measure of market performance and the index the Fund seeks to track, in that order.
Effective June 6, 2025, the Underlying Index implemented a change to its rules-based methodology, which resulted in corresponding changes to the Fund’s principal investment strategy (the “Repositioning”). In connection with the Repositioning, the Fund transitioned from a tactical high yield bond strategy, which previously allocated between high yield bond ETFs and intermediate U.S. Treasury ETFs, to a tactical intermediate core-plus bond strategy that employs a trend-following system. Accordingly, performance of the Fund and Underlying Index shown prior to June 6, 2025 reflects the Fund’s and Underlying Index’s prior principal investment strategy and methodology, respectively; the Fund’s and Underlying Index’s performance would have differed if the Fund’s and Underlying Index’s current principal investment strategy and methodology, respectively, had been in place.

The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.abacusfcf.com.
Calendar Year Total Returns

20%
10%
0%
-10%
-20%
-30%
1.28%
-14.40%
7.71%
5.32%
2021
2022
2023
2024

For the year-to-date period ended September 30, 2025, the Fund’s total return was 6.57%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 5.72% for the quarter ended December 31, 2023, and the lowest quarterly return was -6.90% for the quarter ended June 30, 2022.
Average Annual Total Returns
For the Period Ended December 31, 2024

Abacus Flexible Bond Leaders ETF	1 Year	Since Inception (12/7/2020)
Return Before Taxes	5.32%	-0.17%
Return After Taxes on Distributions	-0.52%	-2.69%
Return After Taxes on Distributions and Sale of Shares	3.12%	-1.17%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-2.06%
Abacus Flexible Bond Leaders Index[1] (reflects no deduction for fees, expenses or taxes)	4.20%	-0.88%
1.Because the Underlying Index did not reposition until June 6, 2025, which is after the date of the Average Annual Total Returns presented above, the information provided is for the Underlying Index prior to the Repositioning, which was formerly known as the Abacus Tactical High Yield Index.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Investment Adviser
Abacus FCF Advisors LLC serves as the investment adviser of the Fund.

Portfolio Managers
Vince (Qijun) Chen, CFA, Vice President of Public Equity & Portfolio Management of Abacus Global Management, Inc., the parent company of the Adviser (“Abacus”), and Portfolio Manager of the Adviser, Fei Xue, Vice President of ABL Wealth Advisors, LLC, a subsidiary of Abacus and an affiliate of the Adviser, (“ABL Wealth”), and Tom MacDonald, Financial Analyst at ABL Wealth, each serve the Fund as a portfolio manager and have served in such role since December 2024. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.
Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.abacusfcf.com.
Tax Information
Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions reported by the Fund as “capital gain dividends” are taxed to you as long-term capital gains, and distributions may also be subject to state and/or local taxes. Fund distributions generally are not taxable to you if you are investing through a tax-advantaged retirement plan account or you are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.
Purchases Through Broker-Dealers and Other Financial Intermediaries
If you purchase Shares through a broker-dealer or other financial intermediary, the Adviser or its affiliates or related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Abacus FCF Real Assets Leaders ETF
Investment Objective
The Abacus FCF Real Assets Leaders ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus FCF Real Assets Leaders Index (the “Underlying Index”).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1,2]	0.59%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.59%
Fee Waiver[3]	(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver	0.39%

1.The management fee is structured as a “unified fee,” pursuant to which the Fund’s investment adviser pays all expenses of the Fund, except for the management fee, payments under the Fund’s Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
2.“Management Fee” has been restated to reflect current fees.
3.Abacus FCF Advisors LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% per year and that operating expenses remain the same and that the Fee Waiver Agreement remains in place for the contractual period. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$40	$169	$309	$719
Portfolio Turnover
The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended July 31, 2025, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies
To pursue its investment objective, the Fund invests, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in component securities of the Underlying Index. The Underlying Index is sponsored and maintained by Abacus FCF Indexes LLC (the “Index Provider”), an affiliate of Abacus FCF Advisors LLC, the Fund’s investment adviser (the “Adviser”). The Underlying Index is a rules-based equity index designed to track the performance of “real assets” equities with strong free cash flow return on invested capital (“FCF-ROIC”) and high dividend yield, as identified by the Index Provider through extensive historical research. The Fund intends to maintain a portfolio of securities that generally replicates the holdings of the Underlying Index.
The Index Provider currently defines “real assets” equities as common stock, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), and American Depositary Receipts (“ADRs”) included in the “Real Assets Industry Group,” as defined by the Index Provider. The Index Provider currently classifies the following sectors as within the Real Assets Industry Group, each as defined by a third-party industry classification system: real estate related sectors; infrastructure related sectors; commodities related sectors; and natural resources related sectors; and utilities related sectors.
To be eligible for inclusion in the Underlying Index, an equity security must meet the following requirements (“Eligible Securities”): (i) be included in the Real Assets Industry Group; (ii) be U.S. listed; (iii) have a 6-month monthly average price volume in the top 45 percentile of the global equity universe; (iv) have a trading lot size, multiplied by the 6-month average closing price, of less than $100,000; (v) have reported the following financial statement items within the past 12 months, based on its most recent financial reports: (a) free cash flow, (b) net income, (c) dividends, (d) total revenue, (e) total assets, and (f) total equity; (vi) have reported positive free cash flow in the past 12 months; and (vii) not be a target company in any pending or completed mergers and/or acquisitions within the past 12 months. The Underlying Index may include securities of issuers of all capitalization sizes.
The Underlying Index utilizes the Adviser’s proprietary Abacus FCF Leaders Model (the “Model”) to evaluate Eligible Securities and scores them based on FCF-ROIC. The Model assesses a company’s FCF-ROIC by analyzing factors such as capital expenditure, accruals, cash flow margins, asset turnover, and other financial metrics. The FCF-ROIC score is then combined with dividend yield to derive the FCF Real Assets Leaders Score (the “Score”), which helps identify companies with strong and sustainable profitability and dividend yield.
A target weighting is then assigned to each Eligible Security based on its Score, with adjustments for company-specific risk using a proprietary factor derived from the historical volatility of each Eligible Security’s stock price over the preceding 12-month period. The resulting risk-adjusted score is used to calculate active weights for each security, which are combined with their free-float market capitalization. The Underlying Index includes those remaining Eligible Securities until one of the following thresholds is met: (1) over 90% of the cumulative weight of the Eligible Securities has been included in the Underlying Index, or (2) the number of included securities reaches 50. The weights of all securities are then rescaled to construct the final portfolio, seeking to ensure high-conviction exposure to companies with strong and sustainable profitability, and high dividend yield.
The Underlying Index is rebalanced and reconstituted quarterly, with a portfolio turnover cap of 25%. The Fund’s portfolio is generally rebalanced and reconstituted quarterly, in accordance with the Underlying Index.
The Fund can use derivative instruments, including exchange-traded futures contracts, to gain exposure to component securities of the Underlying Index.
The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of September 30, 2025, the Underlying Index is concentrated in the Real Assets Industry Group, as described above.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
REITs Risk. A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. The Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations.
Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to a direct investment in a foreign security. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
MLP Risk. An MLP is a publicly traded partnership primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.
MLP Tax Risk. MLPs taxed as partnerships, subject to the application of certain partnership audit rules, generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Fund and lower income.
Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions. Small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations or may have difficulty in repaying any loans which are floating rate.
Index-Based Strategy Risk. The Fund is managed as an index-based fund that seeks to track the performance of the Underlying Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold the component securities of the Underlying Index regardless of the current or projected performance of a specific security or the relevant market as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy. The Fund will seek to track the Underlying Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and/or cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds. Further, the Underlying Index methodology is designed to provide exposure to a limited number of securities, which results in the Fund holding a more limited number of securities. As a result, each investment has a greater effect on the Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund. Additionally, the Fund generally rebalances and reconstitutes its portfolio in accordance with the Underlying Index and, therefore, any changes to the Underlying Index’s rebalance or reconstitution schedule will typically result in corresponding changes to the Fund’s rebalance or reconstitution schedule.
Market Events Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural disasters, changes in trade regulation, economic sanctions, imposition of tariffs or other events could have a significant impact on the Fund, its investments and the trading of its Shares.
Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.
Real Assets Industry Group Risk. The risks of investing in the Real Assets Industry Group include the risks of focusing investments in the real estate, infrastructure, commodities and natural resources related sectors, and adverse developments in these sectors may significantly affect the value of the Shares. Accordingly, the Fund is more susceptible to adverse developments affecting one or more of these sectors than a fund that invests more broadly, and the Fund may perform poorly during a downturn affecting issuers in those sectors. Companies involved in activities related to the Real Assets Industry Group can be adversely affected by, among other things, government regulation or deregulation (including tariffs), global political and economic developments, energy and commodity prices, the overall supply and demand for oil and gas, changes in tax zoning laws, environmental issues, and low inflation.
Derivatives Risk. A derivative instrument derives its value from an underlying security, currency, commodity, interest rate, index or other asset (collectively, “underlying asset”). The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in the underlying assets, including counterparty, leverage and liquidity risks. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful.
•Futures Contracts Risk. Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or Abacus FCF Advisors LLC, the Fund’s adviser (the “Adviser”), thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.
Index Correlation Risk. While the Adviser seeks to track the performance of the Underlying Index closely (i.e., to achieve a high degree of correlation with the Underlying Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and/or operational inefficiencies.

Index Calculation Risk. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. The Fund, the Index Provider, the Adviser, the Underlying Index calculation agent and any of their respective affiliates cannot offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers at any particular time.
Affiliated Index Provider Risk. The Index Provider is an affiliated person of the Adviser, which poses the appearance of a conflict of interest. For example, a potential conflict could arise if the Adviser, as an affiliate of the Index Provider, were to exercise undue influence with respect to regular and/or extraordinary updates to the methodology or composition of the Underlying Index, including in a manner that might improve the apparent performance of the Fund relative to the performance of the Underlying Index. Additionally, potential conflicts could arise to the extent that portfolio managers of the Adviser become aware of contemplated methodology changes or rebalance activity prior to disclosure to the public, which could facilitate “front running” on behalf of other funds or accounts managed by the Adviser with similar exposure. Although the Adviser and the Index Provider have taken steps designed to ensure that these potential conflicts are mitigated (e.g., via the adoption of policies and procedures that are designed to minimize potential conflicts of interest and the implementation of informational barriers designed to minimize the potential for the misuse of information about the Underlying Index), there can be no assurance that such measures will be successful.
ETF Risk. As an exchange-traded fund (“ETF”), the Fund is subject to the following risks:
•Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV and possibly face delisting.
•Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.
•Large Shareholder Risk. Certain shareholders, including the Adviser or its affiliates, or groups of related shareholders, such as those investing through one or more model portfolios, may own a substantial amount of the Shares. The disposition of Shares by large shareholders resulting in redemptions through or by APs could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.
•Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
•Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance as of December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with a broad measure of market performance, a style-specific index (one reflecting the market segments in which the Fund invests) and the index the Fund seeks to track, in that order. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.abacusfcf.com.

Calendar Year Total Returns
For the year-to-date period ended September 30, 2025, the Fund’s total return was 5.27%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 14.71% for the quarter ended December 31, 2022, and the lowest quarterly return was -13.08% for the quarter ended June 30, 2022.
Average Annual Total Returns
For the Period Ended December 31, 2024

Abacus FCF Real Assets Leaders ETF	1 Year	Since Inception (12/31/2021)
Return Before Taxes	7.21%	12.05%
Return After Taxes on Distributions	4.42%	9.64%
Return After Taxes on Distributions and Sale of Shares	5.56%	8.79%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	9.55%
S&P Real Assets Equity Index (reflects no deduction for fees, expenses, or taxes)	3.82%	0.78%
Abacus FCF Real Assets Leaders Index (reflects no deduction for fees, expenses, or taxes)	6.94%	11.61%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Investment Adviser
Abacus FCF Advisors LLC serves as the investment adviser of the Fund.
Portfolio Managers
Vince (Qijun) Chen, CFA, Vice President of Public Equity & Portfolio Management of Abacus Global Management, Inc., the parent company of the Adviser (“Abacus”), and Portfolio Manager of the Adviser, Fei Xue, Vice President of ABL Wealth Advisors, LLC, a subsidiary of Abacus and an affiliate of the Adviser, (“ABL Wealth”), and Tom MacDonald, Financial Analyst at ABL Wealth, each serve the Fund as a portfolio manager and have served in such role since December 2024. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.abacusfcf.com.
Tax Information
Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions reported by the Fund as “capital gain dividends” are taxed to you as long-term capital gains, and distributions may also be subject to state and/or local taxes. Fund distributions generally are not taxable to you if you are investing through a tax-advantaged retirement plan account or you are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.
Purchases Through Broker-Dealers and Other Financial Intermediaries
If you purchase Shares through a broker-dealer or other financial intermediary, the Adviser or its affiliates or related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS
Investment Objectives of the Funds
The investment objective for each Fund is as follows:
The Abacus FCF International Leaders ETF (the "International Leaders ETF") seeks to generate long-term total returns.
The Abacus FCF Leaders ETF (the "Leaders ETF") seeks to generate long-term returns in excess of the total return of the Russell 3000® Index, with less volatility than the Russell 3000® Index.
The Abacus FCF Small Cap Leaders ETF (the "Small Cap ETF") seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the Abacus FCF Small Cap Leaders Index (the “Small Cap Index”).
The Abacus FCF Innovation Leaders ETF (the "Innovation ETF") seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus FCF Innovation Leaders Index (the “Innovation Index”).
The Abacus Flexible Bond Leaders ETF (the "Flexible ETF") seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus Flexible Bond Leaders Index (the “Flexible Index”).
The Abacus FCF Real Assets Leaders ETF (the "Real Assets ETF") seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus FCF Real Assets Leaders Index (the “Real Assets Index”).
Additional Information About the Funds' Investment Strategies
This Prospectus describes the principal investment strategies and risks of the Funds but does not describe all of the Funds' investment practices. For more information about other types of investments the Funds may make, and about the risks of investing in the Funds, please see the Funds' SAI, which is available upon request. Each Fund's investment objective is non-fundamental and may be changed without a vote of shareholders upon at least 60 days’ prior written notice to shareholders. There is no assurance that each Fund will achieve its investment objectives.
The International Leaders ETF's policy to invest, under normal market circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies from foreign countries or depository receipts representing such securities may be changed upon 60 days’ prior notice to shareholders.
The Leaders ETF's policy to invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies from the United States may be changed upon 60 days' prior notice to shareholders.
The Small Cap ETF's policy to invest, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in component securities of the Small Cap Index may be changed upon 60 days’ prior notice to shareholders.
The Innovation ETF's policy to invest, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in component securities of the Innovation Index, may be changed upon 60 days’ prior notice to shareholders.
The Flexible ETF's policy to invest, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and/or other instruments that provide exposure to, or have economic characteristics similar to, bonds, may be changed upon 60 days’ prior notice to shareholders.
The Real Assets ETF's policy to invest, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in component securities of the Real Assets Index, may be changed upon 60 days’ prior notice to shareholders.
The International Leaders ETF and the Leaders ETF are each an actively managed ETF and, thus, do not seek to replicate the performance of a specified passive index of securities. Instead, the International Leaders ETF and the Leaders ETF use an active investment strategy in seeking to meet each Fund's respective investment objective.

Accordingly, the Adviser, subject to the oversight of the Board, has discretion on a daily basis to manage each Fund’s portfolio actively in accordance with the Fund’s respective investment objective and investment policies.
For the International Leaders ETF, the MSCI All Country World Index ex USA consists of the following countries/regions as of October 31, 2025: Australia, Austria, Belgium, Bermuda, Brazil, Canada, Cayman Islands, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong (China), Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Kuwait, Luxembourg, Macau (China), Malaysia, Mexico, Netherlands, New Zealand, Norway, Peru, Philippines, Poland, Portugal, Qatar, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan (China), Thailand, Turkey, the United Arab Emirates, and the United Kingdom.
MSCI Disclaimer. Source: MSCI. Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI's express written consent.
For the Leaders ETF, the Russell 3000® Index measures the performance of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The Index measures the performance of approximately 98% of the total market capitalization of the publicly traded U.S. equity market. The use of the trademark in this Prospectus is for reference purposes only.
Temporary Defensive Positions. To respond to adverse market, economic, political or other conditions, the International Leaders ETF and the Leaders ETF may invest up to 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments either directly or through ETFs. The International Leaders ETF and the Leaders ETF may be invested in this manner for extended periods, depending on the Adviser’s assessment of market conditions. Debt securities and money market instruments include shares of mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities, repurchase agreements, and bonds that are rated BBB or higher. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that a Fund invests in mutual funds or ETFs, the Fund would bear its pro rata portion of each such fund’s advisory fees and operational expenses.
The Small Cap ETF, the Innovation ETF, the Flexible ETF and the Real Assets ETF will not seek to “beat” the performance of the Small Cap Index, Innovation Index, Real Assets Index and Flexible Index, respectively (each, an “Underlying Index” and, together, the “Underlying Indexes”), and will not seek temporary defensive measures when markets decline or appear overvalued. Instead, each Fund uses an indexing investment approach to try to approximate the investment performance of its Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index; however, there may be times when a Fund does not hold every security in its Underlying Index. The Adviser expects that, over time, the correlation between each Fund’s performance, before fees and expenses, and that of its Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.
Although the Small Cap ETF, the Innovation ETF, the Flexible ETF and the Real Assets ETF generally employ a “full replication” methodology in seeking to track their Underlying Indexes, meaning that the Funds typically invests in all of the securities comprising their Underlying Indexes in proportion to their weightings in the Underlying Index, under various circumstances, such as where it may not be possible or practicable to purchase all of those securities in those same weightings, the Adviser may employ a “sampling” methodology. When utilizing a sampling methodology, the Adviser will use a quantitative analysis to select securities from the Underlying Index universe to obtain a representative sample of securities that have, in the aggregate, investment characteristics similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization, return variability, earnings valuation, yield and other financial characteristics of securities. When employing a sampling methodology, the Adviser bases the quantity of holdings in a Fund on a number of factors, including asset size of the Fund, and generally expects the Fund to hold less than the total number of securities in its Underlying Index. However, the Adviser reserves the right to invest a Fund’s assets in as many securities as it believes necessary to achieve the Fund’s investment objective.
There also may be instances in which the Adviser may choose to (i) overweight or underweight a security in an Underlying Index, (ii) purchase securities not contained in the Underlying Index that the Adviser believes are appropriate to substitute for certain securities in the Underlying Index, or (iii) utilize various combinations of other available investment techniques in seeking to track the Underlying Index. The Small Cap ETF, the Innovation ETF, the Flexible ETF and the Real Assets ETF may also invest each Fund's assets in certain index futures, options, options on index futures, swap contracts or other derivatives, as related to its respective Underlying Index and its component securities, cash and cash equivalents, as well as in securities and other instruments not included in its Underlying Index but which the Adviser believes will help the Fund track its Underlying Index.
The Small Cap ETF, the Innovation ETF, the Flexible ETF and the Real Assets ETF may sell securities included in their Underlying Indexes in anticipation of their removal from the Underlying Index, or purchase securities not included in the Underlying Index in anticipation of their addition to the Underlying Index.
Additional Information about the Funds' Risks
The section below provides additional information about the risks of investing in the Funds, including the principal risks identified under “Principal Risks” in the Fund Summary.
Principal Risks
As with any investment, there is a risk that you could lose all or a portion of your investment in the Funds. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Funds are set forth below.

Risk	International ETF	Leaders ETF	Small Cap ETF	Innovation ETF	Flexible ETF	Real Assets ETF
Active and Frequent Trading Risk	X				X
Affiliated Index Provider Risk			X	X	X	X
Asset-Backed and Mortgage-Backed Securities Risk					X
Concentration Risk			X	X	X	X
•Technology Sector Risk				X
Credit (or Default) Risk					X
Debt Extension Risk					X
Depositary Receipts Risk	X					X
Derivatives Risk	X	X	X	X	X	X
•Futures Contracts Risk	X	X	X	X	X	X
Emerging Markets Risk	X				X
Equity Investing Risk	X	X	X	X		X
ETF Risk	X	X	X	X	X	X
•Authorized Participants Concentration Risk	X	X	X	X	X	X
•Flash Crash Risk	X	X	X	X	X	X
•International Closed Markets Trading Risk	X
•Large Shareholder Risk	X	X	X	X	X	X
•Premium-Discount Risk	X	X	X	X	X	X
•Secondary Market Trading Risk	X	X	X	X	X	X

Risk	International ETF	Leaders ETF	Small Cap ETF	Innovation ETF	Flexible ETF	Real Assets ETF
Foreign Investment Risk	X				X
•Foreign Securities Risk	X				X
•Capital Controls Risk	X				X
•Currency Exchange Rate Risk	X				X
•Political and Economics Risk	X				X
•Foreign Market and Trading Risk	X				X
Geographic Region Risk	X	X	X	X	X	X
•Asia Risk	X
•Europe Risk	X
High Yield (Junk Bond) Securities Risk					X
Index-Based Strategy Risk			X	X	X	X
Index Calculation Risk			X	X	X	X
Index Correlation Risk			X	X	X	X
Inflation-Protected Securities Risk					X
Interest Rate Risk					X
Investment Risk	X	X	X	X	X	X
Liquidity Risk					X
Loan Risk					X
Management Risk	X	X
Market Events Risk	X	X	X	X	X	X
MLP Risk						X
MLP Tax Risk						X
Non-Diversified Fund Risk			X
Prepayment (or Call) Risk					X
Real Assets Industry Group Risk						X
REITs Risk						X
Risk of Having a Transferred Basis in Shares			X
Sampling Risk			X	X	X	X
Sector Focus Risk	X	X
•Communications Sector Risk		X
•Consumer Discretionary Sector Risk	X
•Healthcare Sector Risk		X
•Industrials Sector Risk	X
•Information Technology Sector Risk	X	X
Small and Medium Capitalization Company Risk	X	X		X		X
Small Capitalization Company Risk			X
Sovereign Debt Risk					X

Risk	International ETF	Leaders ETF	Small Cap ETF	Innovation ETF	Flexible ETF	Real Assets ETF
Stratified Sampling Risk					X
Underlying ETFs Risk					X
U.S.Government Securities Risk					X
Active and Frequent Trading Risk. Active and frequent trading of portfolio securities may result in increased transaction costs to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities, and may also result in higher taxes if Shares are held in a taxable account.
Affiliated Index Provider Risk. The Index Provider is an affiliated person of the Adviser, which poses the appearance of a conflict of interest. For example, a potential conflict could arise if the Adviser, as an affiliate of the Index Provider, were to exercise undue influence with respect to regular and/or extraordinary updates to the methodology or composition of an Underlying Index, including in a manner that might improve the apparent performance of a Fund relative to the performance of its Underlying Index. Additionally, potential conflicts could arise to the extent that portfolio managers of the Adviser become aware of contemplated methodology changes or rebalance activity prior to disclosure to the public, which could facilitate “front running” on behalf of other funds or accounts managed by the Adviser with similar exposure. Although the Adviser and the Index Provider have taken steps designed to ensure that these potential conflicts are mitigated (e.g., via the adoption of policies and procedures that are designed to minimize potential conflicts of interest and the implementation of informational barriers designed to minimize the potential for the misuse of information about an Underlying Index), there can be no assurance that such measures will be successful.
Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, particularly in declining general economic conditions when concern regarding mortgagees’ ability to pay (e.g., the ability of homeowners, commercial mortgagees, consumers with student loans, automobile loans or credit card debtholders to make payments on the underlying loan pools) rises, which may result in an Underlying ETF experiencing difficulty selling or valuing these securities. In addition, these securities may not be backed by the full faith and credit of the U.S. government, have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Those asset-backed and mortgage-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity, are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed and mortgage-backed securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an Underlying ETF (and therefore the Fund). Privately issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and an Underlying ETF may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, an Underlying ETF may be forced to sell these securities at significantly reduced prices, resulting in losses to the Fund. Liquid privately issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. Liquidity and credit risks are even greater for mortgage pools that include subprime mortgages.
Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

•Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences, social trends and marketing campaigns. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.
•Information Technology Sector Risk. Market or economic factors impacting technology companies and those that rely heavily on technology (together, “information technology companies”) could have a significant impact on the value of the Fund’s investments. The values of these companies’ stocks are particularly vulnerable to rapid changes in product cycles, rapid product obsolescence, government regulation, and competition with other companies, both domestically and internationally. Stocks of technology companies also tend to be more volatile than the overall market, especially for smaller, less-seasoned companies. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect their profitability. Additionally, technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Credit (or Default) Risk. The inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of an Underlying ETF’s (and therefore the Fund’s) investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of an Underlying ETF’s investment in that issuer.
Debt Extension Risk. When interest rates rise, an issuer will exercise its right to pay principal on certain debt securities held by an Underlying Fund later than expected. This will cause the value of the security, and the Underlying ETF’s (and therefore the Fund’s) NAV, to decrease, and the Underlying ETF may lose opportunities to invest in higher yielding securities.
Depositary Receipts Risk. The Fund’s investments in foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs, EDRs, and GDRs are generally subject to the risks of investing directly in foreign securities and, in some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. GDRs are similar to ADRs but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. Depositary receipts may be “sponsored” or “unsponsored” and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. The Fund’s investments may also include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). The Adviser will determine Sector Focus Risk the liquidity of these investments pursuant to guidelines established by the Board of Trustees. If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell these types of ADRs or GDRs and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.
Derivatives Risk. A derivative instrument derives its value from an underlying security, currency, commodity, interest rate, index or other asset (collectively, “underlying asset”). A Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in the underlying assets, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative instrument will default on its obligation to pay a Fund the amount owed or otherwise perform under the derivative instrument. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in a Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and a Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which a Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact a Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful.
•Futures Contracts Risk. Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by a Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of a Fund’s NAV.
Emerging Markets Risk. Investments in emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations than investments in more developed markets. Companies in emerging markets may be subject to less stringent regulatory, accounting, auditing, and financial reporting and recordkeeping standards than companies in more developed countries, which could impede the Adviser's or an Underlying ETF’s ability to evaluate such companies or impact the Fund's performance. Securities laws and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions may be limited or otherwise impaired. In addition, investments in emerging markets may experience lower trading volume, greater price fluctuations, delayed settlement, unexpected market closures and lack of timely information, and may be subject to additional transaction costs.
Equity Investing Risk. An investment in the Funds involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on the Funds.
ETF Risk. As an ETF, each Fund is subject to the following risks:
•Authorized Participants Concentration Risk. The Funds may have a limited number of financial institutions that may act as Authorized Participants (“APs”). Only APs who have entered into agreements with the Funds’ distributor may engage in creation or redemption transactions directly with the Funds. To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of those cases, Shares may trade like closed-end fund shares at a discount to NAV and possibly face delisting from the Exchange.
•Flash Crash Risk. Sharp price declines in securities owned by a Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. In such market conditions, market or stop-loss orders to sell the ETF shares may be executed at market prices that are significantly below NAV. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

•International Closed Markets Trading Risk. Because certain of the Fund’s investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between the current prices of such investments and the prices at which such investments are valued by the Fund. As a result, shares may appear to trade at a significant discount or premium to NAV.
•Large Shareholder Risk. Certain shareholders, including the Adviser or its affiliates, or groups of related shareholders, such as those investing through one or more model portfolios, may own a substantial amount of a Fund’s Shares. In addition, a third party investor, the Adviser or its affiliates, an AP, a lead market maker, or another entity may invest in a Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not sell its Shares in the secondary market or transact through an AP to redeem its investment. Dispositions of a large number of Shares by these shareholders may adversely affect a Fund’s liquidity and net assets to the extent such transactions result in redemptions through or by an AP. These redemptions may also force a Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. To the extent these large shareholders transact in Shares on the secondary market, such transactions may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. The form of a large shareholder’s contribution and any redemption activity in a Fund can adversely affect the tax efficiency of the Fund.
•Premium-Discount Risk. The Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The NAV of each Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by a Fund. The market price of Shares may also fluctuate in accordance with changes in the liquidity, or the perceived liquidity, of a Fund’s holdings, and a decrease, or a perceived decrease, in such liquidity may lead to increased divergence between the Shares’ market price and NAV. Such divergence is more likely under stressed market conditions.
•Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will generally pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Although Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. Market makers are not obligated to make a market, nor are APs obligated to purchase Shares. In times of market stress, market makers and authorized participants can refrain from these activities and any such absences can lead to greater premiums and discounts. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.
Foreign Investment Risk. The Fund may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in foreign securities, including investments in depositary receipts, are subject to special risks, including the following:
•Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about non-U.S. issuers. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s or an Underlying ETF’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund or an Underlying ETF does not price its Shares, the value of the securities in the Fund’s or an Underlying ETF’s portfolio may change on days when shareholders will not be able to purchase or sell Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund or an Underlying ETF more volatile and potentially less liquid than other types of investments.
•Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls” or expropriation or nationalization of assets. The possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions, might adversely affect an investment in foreign securities. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets within or out of a jurisdiction. Levies may be placed on profits repatriated by foreign entities (such as the Fund or an Underlying ETF). Capital controls may impact the ability of the Fund or an Underlying ETF to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for Shares or an Underlying ETF’s shares, and may cause the Fund to decline in value.
•Currency Exchange Rate Risk. The Fund’s NAV is determined on the basis of U.S. dollars; therefore, the Fund may lose value if the local currency of a foreign market in which a Fund or an Underlying ETF has exposure depreciates against the U.S. dollar, even if the local currency value of the Fund’s or Underlying ETF's holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time. Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the U.S. or abroad. Changes in foreign currency exchange rates may affect the NAV of the Fund or Underlying ETF and the price of the Fund’s Shares or an Underlying ETF's shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.
•Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a foreign country could cause the Fund’s investments to experience gains or losses. The Fund or an Underlying ETF also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests. Further, from time to time, certain companies in which the Fund or an Underlying ETF invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance.
•Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund or an Underlying ETF to buy and sell securities. The procedures and rules governing foreign transactions and custody (holding of the Fund’s or an Underlying ETF's assets) also may involve delays in payment, delivery or recovery of money or investments. These factors could result in a loss to the Fund by causing the Fund or an Underlying ETF to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund or an Underlying ETF assets to be uninvested for some period of time.
Geographic Region Risk. To the extent that a Fund invests a significant portion of its assets in a specific geographic region or a particular country, such as the U.S., the Fund will generally have more exposure to that region or country’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a significant portion of a Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.
•Asia Risk. Investments in securities of issuers in Asian countries involve risks that are specific to Asia, including certain legal, regulatory, political and economic risks. Certain Asian countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability and risk of war, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade and economic conditions in other countries can impact these economies.
•Europe Risk. The European Union (the "EU") requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels in several European countries, including Greece, Italy, Portugal and Spain. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. Responses to these and other financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, or may limit future growth and economic recovery, may result in social unrest or have other unintended consequences. Further defaults or restructurings by governments and other entities of European countries' debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. In 2020, the United Kingdom (the "UK") withdrew from the EU, commonly referred to as "Brexit" and in 2021, the UK and EU entered into the EU-UK Trade and Cooperation Agreement, which governs certain aspects of their relationship. The long-term consequences and economic effects of the UK’s departure are not certain and the uncertainty may have a significant negative effect on the value of a Fund investments. If one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
High Yield (Junk Bond) Securities Risk. High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies, including smaller and medium capitalization companies, without long track records of sales and earnings, or with questionable credit strength. These companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying floating rate loans. These fixed-income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. A lack of publicly available information, irregular trading activity and/or wide bid/ask spreads, among other factors, may, in certain circumstances, make high-yield securities more difficult to sell at an advantageous time or price than other types of securities. These factors may result in an Underlying ETF being unable to realize full value for these securities and/or may result in a Fund not receiving the proceeds from a sale of a high-yield security for an extended period after such sale, each of which could result in losses to an Underlying ETF. These risks can reduce the value of the shares of an Underlying ETF and the income it earns.
Index-Based Strategy Risk. The Small Cap ETF, the Innovation ETF, the Flexible ETF and the Real Assets ETF are managed as index-based funds that seeks to track the performance of their respective Underlying Indexes. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, a Fund may hold the component securities of its Underlying Index regardless of the current or projected performance of a specific security or the relevant market as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s returns to be lower than if the Fund employed an active strategy. Each Fund will seek to track its Underlying Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless an Underlying Index allocates significant portions of its assets to cash and/or cash equivalents during times of adverse market or economic conditions, a Fund may be subject to a higher level of market risk during such times than other funds. Further, each Fund’s Underlying Index methodology is designed to provide exposure to a limited number of securities, which results in the Fund holding a more limited number of securities. As a result, each investment has a greater effect on a Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund. Additionally, the Small Cap ETF, the Innovation ETF, the Flexible ETF and the Real Assets ETF generally rebalance and reconstitutes their respective portfolios in accordance with its Underlying Index and, therefore, any changes to the Underlying Index’s rebalance or reconstitution schedule will typically result in corresponding changes to the Fund’s rebalance or reconstitution schedule.
Index Calculation Risk. Each Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index including information that may be based on assumptions and estimates. The Funds, the Index Provider, the Adviser, the Underlying Index calculation agent and any of their respective affiliates cannot offer assurances that either Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers at any particular time.
Index Correlation Risk. While the Adviser seeks to track the performance of each Underlying Index closely (i.e., to achieve a high degree of correlation with the Underlying Index), a Fund’s returns may not match or achieve a high degree of correlation with the returns of its Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and/or operational inefficiencies. Additionally, if a Fund issues or redeems Creation Units principally for cash, it will incur higher costs in buying or selling securities than if it issued and redeemed Creation Units principally in kind, which may contribute to tracking error. A Fund may also fair value certain of the securities it holds. To the extent a Fund calculates its NAV based on fair value prices, the Fund’s ability to track its Underlying Index may be adversely affected. Since each Underlying Index is not subject to the tax diversification requirements to which each Fund must adhere, a Fund may be required to deviate its investments from the securities contained in, and relative weightings of, its Underlying Index. Liquidity constraints may also prevent a Fund from investing in certain securities included in its Underlying Index or from purchasing or selling certain securities at the same time as its Underlying Index. A Fund may also deviate from its Underlying Index for tax efficiency purposes or when it needs cash to meet redemptions.
Inflation-Protected Securities Risk. Interest payments on inflation-protected securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced.
Interest Rate Risk. During periods of rising interest rates, the market value of the Fund’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of an Underlying ETF’s securities will tend to be higher. An Underlying ETF’s (and therefore the Fund’s) yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for an Underlying ETF. During periods when inflation rates are high or rising, or during periods of low interest rates, an Underlying ETF (and therefore the Fund) may be subject to a greater risk of rising interest rates. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors).
Investment Risk. As with all investments, an investment in the Funds is subject to investment risk. Investors in the Funds could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in the Funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If an Underlying ETF invests in illiquid securities or its portfolio securities otherwise become illiquid, it may reduce the returns of the Underlying ETF because the Underlying ETF may be unable to sell the illiquid securities at an advantageous time or price. In the event that an Underlying ETF voluntarily or involuntarily liquidates its portfolio assets during periods of infrequent trading of its securities, the Underlying ETF may not receive full value for those assets, which will reduce the value of the Underlying ETF’s shares, and in turn, the value of the Flexible ETF’s investment in such shares.
Loan Risk. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or some loans may trade infrequently on the secondary market. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods, any of which may impair an Underlying ETF's ability to sell loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods for certain loans may result in cash not being immediately available to an Underlying ETF upon sale of the loan. As a result, the Underlying ETF may have to sell other investments with shorter settlement periods or engage in borrowing transactions to raise cash to meet its obligations. Loans are also subject to the risk of price declines and to increases in prevailing interest rates, although floating rate loans generally are substantially less exposed to this risk than fixed-rate debt instruments. In addition, loans may not be considered “securities” under the federal securities laws and therefore an Underlying ETF may not receive the same investor protections with respect to such investments that are available to purchasers of investments that are considered “securities” under the federal securities laws. Any of these risk factors may impact the Fund's performance.
Management Risk. The Funds are actively managed and use proprietary Models. There can be no guarantee that the Models will produce the intended results and no guarantee that a Fund will achieve its investment objective or outperform other investment strategies over the short- or long-term market cycles. Each Fund may be adversely affected by imperfections, errors or limitations in the construction or implementation of the Models and/or the Adviser's ability to monitor and timely adjust the metrics or update the data or features underlying the Models. Any of these factors could result in a Fund’s underperformance compared to other funds with similar investment objectives. In addition, the Adviser’s investment process will result in the Funds holding a more limited number of securities. As a result, each investment has a greater effect on a Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund.
Market Events Risk. The value of securities in each Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural disasters, changes in trade regulation, economic sanctions, imposition of tariffs or other events could have a significant impact on a Fund, its investments and the trading of its Shares. Recent examples of such events include Hamas' attack on Israel in October 2023 and the ensuing conflict in the Middle East, Russia's invasion of Ukraine in February 2022, and the outbreak of a novel coronavirus known as COVID-19 that was first detected in China in December 2019. Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade.
MLP Risk. An MLP is a publicly traded partnership primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to an investor in the MLP. The right of an MLP’s creditors would continue even after the Fund has sold its investment in the partnership. MLPs typically invest in real estate, oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.
MLP Tax Risk. MLPs taxed as partnerships, subject to the application of certain partnership audit rules, generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Fund and lower income.
Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Prepayment (or Call) Risk. An issuer could exercise its right to pay principal on callable debt securities held by an Underlying ETF earlier than expected. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, an Underlying ETF (and therefore the Fund) will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Fund’s returns. An Underlying ETF may also lose any premium it paid to purchase the securities, which will impact the value of the Fund’s investments.
Real Assets Industry Group Risk. The risks of investing in the Real Assets Industry Group include the risks of focusing investments in the real estate, infrastructure, commodities and natural resources related sectors, and adverse developments in these sectors may significantly affect the value of the Shares. Accordingly, the Fund is more susceptible to adverse developments affecting one or more of these sectors than a fund that invests more broadly, and the Fund may perform poorly during a downturn affecting issuers in those sectors. Companies involved in activities related to the Real Assets Industry Group can be adversely affected by, among other things, government regulation or deregulation, global political and economic developments, energy and commodity prices, the overall supply and demand for oil and gas, changes in tax zoning laws, environmental issues, and low inflation.
REITs Risk. A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. The Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations.

A REIT is not taxed on net income and net realized gains distributed to its shareholders if, among other things, it distributes substantially all of its taxable income (other than net capital gains) and certain other amounts for each taxable year. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free “pass-through” of income under the Internal Revenue Code of 1986, as amended, including regulations thereunder and Internal Revenue Service interpretations or similar authority, or its failure to maintain exemption from registration under the Investment Company Act.
Risk of Having a Transferred Basis in Shares. An investment in Shares will be less tax efficient than an investment in other ETFs because the Fund’s initial portfolio was deposited in-kind by a seed investor whose cost basis in the securities was lower than the market value of such securities on the date of such deposit. Under the tax code, such in-kind contribution resulted in the seed investor’s lower basis in those securities being transferred to the Fund. As a result, if any securities with the lower basis are sold by the Fund, the Fund will realize higher amounts of realized gains upon the sale of such portfolio securities than otherwise would be the case had the Fund not received such in-kind deposit, and may be required to distribute capital gains, including long-term capital gains, to all shareholders (inclusive of, but not limited to, the seed investor) upon the sale of such portfolio securities. Please consult your tax advisor about the potential tax consequences. Nonetheless, because the Fund intends to transact with APs primarily in kind, it does not currently anticipate significant tax impacts to investors as a result of the in-kind seed investment.
Sampling Risk. The use of a representative sampling approach may result in a Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities that a Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in a Fund are smaller, these risks will be greater. In addition, by sampling the securities in an Underlying Index, a Fund faces the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Underlying Index, thereby increasing tracking error.
Sector Focus Risk. To the extent that a Fund’s investments focus on a particular sector, the Fund is subject to loss due to adverse occurrences that may affect that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of related industries, and the securities of companies in that sector or group of industries could react similarly to these or other developments. Focusing on a particular sector could increase a Fund’s volatility over the short term. While each Fund’s sector exposure is expected to vary, from time to time the Fund may invest a significant percentage of its assets in issuers in a single sector (or the same group of industries) or sector of the economy.
•Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences, social trends and marketing campaigns. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.
•Communications Sector Risk. Companies in the communications sector may be affected by competitive pressures (including innovation by competitors and pricing competition), substantial capital requirements, government regulation, revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and fluctuating demand due to changing consumer tastes and interests.
•Healthcare Sector Risk. Market or economic factors impacting healthcare companies could have a significant impact on the value of the Fund’s investments. Healthcare companies are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. These companies are heavily dependent on their patents. Accordingly, their profitability will be impacted by their ability to obtain and defend patents, as well as the expiration of existing patents. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation and changes in technologies or other market developments. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.
•Industrials Sector Risk. Market or economic factors impacting industrials companies could have a significant impact on the value of the Fund’s investments. Industrials companies are affected by supply and demand both for their specific products or services and for industrials sector products generally. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities could also impact the performance of these companies. Aerospace and defense companies, which comprise part of the industrials sector, can be significantly affected by government spending policies because these companies rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies, which are typically under pressure from efforts to control the U.S. and other government budgets. Transportation companies, which also comprise a part of the industrials sector, are cyclical and have occasional sharp price movements, which may result from changes in the economy, fuel prices, labor agreements and insurance costs.
•Information Technology Sector Risk. Market or economic factors impacting technology companies and those that rely heavily on technology (together, “information technology companies”) could have a significant impact on the value of the Fund’s investments. The values of these companies’ stocks are particularly vulnerable to rapid changes in product cycles, rapid product obsolescence, government regulation, and competition with other companies, both domestically and internationally. Stocks of technology companies also tend to be more volatile than the overall market, especially for smaller, less-seasoned companies. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect their profitability. Additionally, technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Small and Medium Capitalization Company Risk. Investing in the securities of small and medium capitalization companies involves greater risks and the possibility of greater price volatility than customarily is associated with investing in larger, more established companies. Such companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, and often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because such securities are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. As a result, the performance of small and medium capitalization companies may be more volatile and they may face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.
Small Capitalization Company Risk. Investing in the securities of small capitalization companies involves greater risks and the possibility of greater price volatility than customarily is associated with investing in larger, more established companies. Such companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, and often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because such securities are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. As a result, the performance of small capitalization companies may be more volatile and they may face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.
Sovereign Debt Risk. An Underlying ETF may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Stratified Sampling Risk. By utilizing a stratified sampling approach, the Fund faces the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Underlying Index, thereby increasing tracking error. Additionally, the use of a stratified sampling approach may result in the Fund holding a smaller number of securities than the Underlying Index and, as a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index.
Underlying ETFs Risk. In seeking to track its Underlying Index, Flexible ETF invests substantially all of its assets in the Underlying ETFs. Accordingly, the Fund’s investment performance is directly related to the performance of the Underlying ETFs. The Fund’s NAV will change with changes in the value of the Underlying ETFs and other securities in which the Fund invests based on their market valuations. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, in addition to the expenses of the Fund, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the Underlying ETFs. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, an investor in the Fund may receive taxable gains from portfolio transactions by the Underlying ETFs, as well as taxable gains from transactions in shares of the Underlying ETFs held by the Fund. As the Underlying ETFs, or the Fund's allocations among the Underlying ETFs, change from time to time, or to the extent that the total annual fund operating expenses of the Underlying ETFs changes, the weighted average operating expenses borne by the Fund may increase or decrease.
U.S. Government Securities Risk. This is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.
FUND MANAGEMENT
Investment Adviser
Abacus FCF Advisors LLC acts as the Funds' investment adviser. The Adviser is located at 2101 Park Center Drive, Suite 290, Orlando, FL 32835. The Adviser is an investment adviser registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended (“Advisers Act”). The Adviser was founded in 2005 and managed $867 million as of September 30, 2025. The Adviser is a wholly owned subsidiary of Abacus Global Management, Inc. (formerly Abacus Life, Inc.), a pioneering alternative asset manager specializing in longevity and actuarial technology.
The Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with each Fund’s respective objectives, policies, and restrictions. The Adviser continuously reviews, supervises, and administers the Funds' investment programs, subject to the general supervision and control of the Board of Trustees.
The Adviser has entered into an investment advisory agreement (“Management Agreement”) with the Trust with respect to the Funds. Pursuant to that Management Agreement, each Fund pays the Adviser an annual advisory fee based on its average daily net assets for the services and facilities it provides payable at the annual rates set forth below (the “Advisory Fee”):

Fund	Advisory Fee
Abacus FCF International Leaders ETF[1]	0.54%
Abacus FCF Leaders ETF[1]	0.49%
Abacus FCF Small Cap Leaders ETF	0.59%
Abacus FCF Innovation Leaders ETF[2]	0.59%
Abacus Flexible Bond Leaders ETF[2]	0.59%
Abacus FCF Real Assets Leaders ETF[2]	0.59%

1.Prior to February 1, 2025, the Fund paid the Adviser an advisory fee equal to 0.59% of its average daily net assets.
2.Prior to February 1, 2025, the Fund paid the Adviser an advisory fee equal to 0.69% of its average daily net assets.
The Adviser bears all of its own costs associated with providing these advisory services. The Advisory Fee for each Fund is structured as a “unified fee.” Accordingly, with respect to the Funds, the Adviser pays all expenses of each Fund, except for the fee payment under the Management Agreement, payments under each Fund’s Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto).
The Adviser has also contractually agreed to waive a portion of the Small Cap ETF, the Innovation ETF, the Flexible ETF, and the Real Assets ETF's management fee equal to 0.20% of each Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing each Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or a Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Board.
A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement with respect to the Funds is available in the Funds' report filed in Form N-CSR for the period ended July 31, 2025.
PORTFOLIO MANAGERS
The following individuals are the Funds’ portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of each Fund’s portfolio:
Vince (Qijun) Chen, CFA, Vice President of Public Equity & Portfolio Management of Abacus and Portfolio Manager of the Adviser.
Mr. Chen serves as Vice President of Public Equity & Portfolio Management at Abacus, where he brings nearly a decade of expertise in portfolio management and quantitative research. In his current role, he leads the development and implementation of investment strategies while overseeing the management of ETFs and separately managed accounts (SMAs).
Since joining the firm in October 2017 as a Quantitative Analyst, Mr. Chen has advanced through progressive roles, including Senior Quantitative Analyst (2019) and Director of Research (2022). Throughout his tenure, he has refined the firm's investment approach through rigorous empirical research, published studies, and systematic process development. He has served as portfolio manager of the Fund since January 2021.
Prior to joining the Adviser, Mr. Chen worked as a Database Application Developer at NYC Human Resources Administration and as an NLP researcher at the Weissman Center for International Business at Baruch College, where he developed technical skills that complement his quantitative investment management capabilities.
Mr. Chen holds a Master of Science degree from Baruch College and a Bachelor of Economics from Guangdong University of Foreign Studies. He is a CFA Charterholder and maintains active membership in the CQF (Certificate in Quantitative Finance) Institute New York Society.
Fei Xue, Vice President of ABL Wealth
Ms. Xue joined ABL Wealth as Vice President in April 2024. Prior to joining ABL Wealth, Ms. Xue was Senior Vice President of Investments from 2023 to March 2024 and Senior Vice President of Relationship Management from 2021 to 2023 of Dynasty Financial Partners. Prior to her roles at Dynasty, Ms. Xue was the Director of RIA National Account and Due Diligence at CNL Financial Group. Ms. Xue holds a Bachelor of Science degree from Babson College.
Tom MacDonald, Financial Analyst at ABL Wealth.
Mr. MacDonald joined ABL Wealth as a financial analyst in 2023. Mr. MacDonald holds a degree in Finance with minors in Mathematics and Computer Science from University of Central Florida, which he attended prior to joining ABL Wealth.

The Funds’ SAI provides additional information about the portfolio managers, including other accounts managed, ownership in the Funds, and compensation.
OTHER SERVICE PROVIDERS
U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the administrator, accountant and transfer agent to the Funds.
U.S. Bank N.A., located at 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian to the Funds.
Quasar Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group). located at 190 Middle Street, Suite 301, Portland, Maine 04101, serves as the Funds’ distributor (the “Distributor”).
Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Independent Registered Public Accounting Firm to the Funds.
Stradley Ronon Stevens & Young LLP, located at 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania, 19103, serves as legal counsel to the Funds.
BUYING AND SELLING SHARES
The Funds issue and redeem Shares at NAV only in Creation Units. Only APs may acquire Shares directly from the Funds, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Funds' transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.
BUYING AND SELLING SHARES ON THE SECONDARY MARKET
Most investors will buy and sell Shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the Funds and no minimum number of Shares you must buy.
Shares are listed on the Exchange under the following symbols:

Fund	Ticker Symbol
Abacus FCF International Leaders ETF	ABLG
Abacus FCF Leaders ETF	ABFL
Abacus FCF Small Cap Leaders ETF	ABLS
Abacus FCF Innovation Leaders ETF	ABOT
Abacus Flexible Bond Leaders ETF	ABXB
Abacus FCF Real Assets Leaders ETF	ABLD
The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.
Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, will be the registered owner of all outstanding Shares and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Funds.
Share Trading Prices. The trading prices of Shares may differ from a Fund’s daily NAV, and can be affected by market forces of supply and demand for Shares, the prices of a Fund’s portfolio securities, economic conditions and other factors.
Continuous Offering. The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.
ACTIVE INVESTORS AND MARKET TIMING
The Board of Trustees has evaluated the risks of market timing activities by the Funds’ shareholders. Unlike traditional mutual funds, Shares can only be purchased and redeemed directly from the Funds in Creation Units by APs and the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains. Further, direct trading on a short-term basis by APs is critical to ensuring that Shares trade at or close to NAV. The Funds may also employ fair valuation pricing, which may minimize potential dilution from market timing. In addition, the Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Funds in effecting trades. Given this structure, the Board of Trustees determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares. The Funds reserve the right to reject any purchase order at any time and reserve the right to impose restrictions on disruptive or excessive trading in Creation Units. The Funds also reserve the right to reject any redemption order in accordance with applicable law.
DISTRIBUTION AND SERVICE PLAN

The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.
No distribution or service fees are currently paid by the Funds, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Funds because they would be paid on an ongoing basis.
NET ASSET VALUE
The net asset value, or “NAV,” of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.
Each Fund calculates its NAV per Share by:
•    Taking the current market value of its total assets,
•    Subtracting any liabilities, and
•    Dividing that amount by the total number of Shares owned by shareholders.
If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.
Because securities listed on foreign exchanges may trade on weekends or other days when the Funds do not price its Shares, the NAV of the Funds holding foreign securities may change on days when shareholders will not be able to purchase or sell Shares.
When calculating the NAV of Shares, expenses are accrued and applied daily and stocks held by the Funds are valued at their market value when reliable market quotations are readily available. Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. Securities listed on a national securities exchange, market or automated quotation system for which quotations are readily available (except for portfolio securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available, the security will be valued as set forth in the Trust’s “Use of Independent Brokers to Value Securities Procedures” and “Fair Value Procedures,” as applicable. Investments in non-exchange traded investment companies are valued at their NAVs. Foreign currency exchange rates are generally determined as of 4:00 p.m., New York time.
Both market quotations and indicative bids are obtained from outside pricing services. Additionally, the Funds' Board of Trustees (the "Board") has designated the Adviser to serve as the valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any or all Fund investments. Accordingly, if a market quotation is not readily available or otherwise becomes unreliable, the Adviser will determine in good faith the price of the security held by each Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Adviser may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which each Fund’s NAV is calculated. Foreign exchanges typically close before the time at which Share prices are calculated and may be closed altogether on some days when the Exchange is open for trading.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Shares. However, when the Funds use fair valuation to price securities, they may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare Fund performance. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust maintains a website for the Funds at www.abacusfcf.com. Among other things, this website includes this Prospectus and the SAI, and includes the Funds' last annual and semi-annual reports, certain market price information about Shares, daily NAV and a historical comparison of the Shares’ market prices to NAV.
In addition, each day the Funds are open for business, the Trust publicly disseminates each Fund’s full portfolio holdings as of the close of the previous day through the website. A description of the Trust’s policies and procedures with respect to the disclosure of the Funds' portfolio holdings is also available in the Funds' SAI.
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES
Fund Distributions
Each Fund generally pays out dividends from its net investment income, if any, quarterly and distributes its net capital gains, if any, annually. Each Fund typically earns dividends from stocks in which it invests and may generate net gains from certain foreign currency transactions. These amounts, net of expenses, are distributed to Fund shareholders as “income dividends.” Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain dividends.”
Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. To determine whether this service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both net income and net realized gains will be automatically reinvested in additional whole Shares purchased in the secondary market. Without this service, investors would receive all their distributions in cash.
Taxes
The following is a summary of the material federal income tax considerations applicable to an investment in Shares. The summary is based on the laws and regulations in effect on the date of this Prospectus and existing published judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a shareholder holds Shares as “capital assets” within the meaning of the Internal Revenue Code of 1986, as amended, and does not hold Shares in connection with a trade or business. This summary does not address all potential federal income tax considerations possibly applicable to shareholders holding Shares through a partnership (or other pass-through entity) or to shareholders subject to special tax rules. Prospective shareholders are urged to consult their own tax advisors with respect to the specific federal, state, local, and foreign tax consequences of investing in Shares based on their particular circumstances.
Fund distributions to you and sales of your Shares will have tax consequences to you. Such consequences may not apply if you hold your Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.
Taxes on Distributions
Distributions by the Funds generally are taxable to you as ordinary income or capital gain. Distributions of a Fund’s “investment company taxable income” (which is, generally, net investment income, net short-term capital gain in excess of net long-term capital loss, and net gains or losses from certain foreign currency transactions, if any) are taxable as ordinary income to the extent of the Fund’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional Shares.
Distributions of a Fund’s net capital gain (which is the excess of net long-term capital gain over short-term capital loss) that are properly reported by the Fund as “capital gain dividends” will be taxable to you as long-term capital gains at rates of 0%, 15% or 20% depending on the taxable income of an individual, trust or estate (each an “individual”), regardless of your holding period for your Shares and whether paid in cash or, if available, reinvested in additional Shares. Distributions to you in excess of a Fund’s earnings and profits will be treated as a return of capital and first will reduce your adjusted tax basis in your Shares and, after your adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain, and thus will be taxed at the maximum rates noted above, if the distributions are attributable to Shares held by you for more than one year. Distributions by the Funds that qualify as “qualified dividend income” are taxable to individuals at the long-term capital gain rates mentioned above. In order for a distribution by a Fund to be treated as qualified dividend income by you, (1) it must be attributable to dividends the Fund receives on stock of most domestic corporations and certain foreign corporations with respect to which the Fund satisfies certain holding period and other requirements and, (2) you must meet similar requirements with respect to your Shares.
In the case of an individual, distributions by the Funds and net capital gains realized on sales of Shares will also be subject to a 3.8% tax on the lesser of (1) the individual’s “net investment income” (which generally includes those distributions and gains) or (2) the excess of the individual’s “modified adjusted gross income” over $200,000 (or $250,000 if married and filing jointly).
If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through as a foreign tax credit.
Corporate shareholders are generally eligible for the 50% dividends-received deduction with respect to a Fund’s ordinary income dividends, but not its capital gain dividends, to the extent the Fund reports such dividends as qualifying for this deduction, except that the aggregate amount so reported in any year cannot exceed the dividends received by the Fund from domestic corporations.
Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Shares. Any distributions reinvested under such a service will nevertheless be taxable to you. You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Shares will have a holding period commencing on the day following the day on which they are credited to your account.
A distribution will reduce a Fund’s NAV per Share and may be taxable to you even though, from an investment standpoint, the distribution may constitute a return of capital. In general, distributions are subject to federal income tax for the calendar year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.
If you are a non-corporate shareholder of a Fund, you may be subject to federal back-up withholding tax if you have not provided the Fund with a taxpayer identification number (for an individual, a social security number) and made other required certifications. You may also be subject to state and local taxes on distributions, sales and redemptions.
Taxes When Shares are Sold
Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year; otherwise, it will be classified as short-term capital gain, which is taxable at ordinary income tax rates. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received with respect to such Shares. In addition, all or a portion of any loss recognized upon a disposition of Shares may be disallowed under “wash sale” rules if other Shares of the same Fund are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the acquired Shares.
Taxes on Purchase and Redemption of Creation Units
An AP that exchanges equity securities for one or more Creation Units generally will recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time of purchase (plus any cash received by the AP as part of the issue) and the AP’s aggregate basis in the securities surrendered (plus any cash paid by the AP as part of the issue). An AP who exchanges one or more Creation Unit(s) for equity securities generally will recognize a gain or loss equal to the difference between the AP's basis in the Creation Unit(s) (plus any cash paid by the AP as part of the exchange) and the aggregate market value of the securities received (plus any cash received by the AP as part of the exchange). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Unit(s) cannot be deducted currently under the rules governing “wash sales” or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisors with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption of one or more Creation Unit(s) is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less, assuming that such Creation Units are held as a capital asset.
If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
The foregoing is only a summary of certain federal income tax considerations under current law, which is subject to change in the future. Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.
You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about federal taxes is in the Funds’ SAI.
INDEX PROVIDER
Abacus FCF Indexes LLC is the index provider for the Underlying Indexes.
The Index Provider sponsors and maintains each Underlying Index and has engaged an unaffiliated third-party to act as index calculation agent. The Adviser has entered into a licensing agreement with the Index Provider to use the Underlying Indexes. The Adviser, in turn, has entered into a sub-licensing agreement with each Fund to permit each Fund to use its Underlying Index. The license to use each Underlying Index has been provided to the Adviser and the Funds at no cost.
The Index Provider is affiliated with the Adviser. Accordingly, the Adviser has adopted firewall procedures as part of its Code of Ethics, which are designed to prevent impermissible sharing of non-public index information.
DISCLAIMERS
The Index Provider, the Adviser and their affiliates (collectively the "Adviser Parties") do not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and none of them shall have any liability for any errors, omissions or interruptions therein. The Adviser Parties do not make any warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser Parties make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser Parties have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes, even if notified of the possibility of such damages.
ADDITIONAL INFORMATION
The Trust enters into contractual arrangements with various parties, which may include, among others, the Funds' investment adviser, custodian, and transfer agent, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements and are not intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Funds that you should consider in determining whether to purchase Shares. Neither this Prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust or the Funds and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

FINANCIAL HIGHLIGHTS
The financial highlights tables that follow are intended to help you understand the Funds' financial performance for the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The financial highlights below have been derived from the Funds' financial statements. The information for the fiscal year ended July 31, 2025, has been audited by Cohen & Company, Ltd., the Funds' independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the Funds' Form N-CSR filed with the SEC for the fiscal period ended July 31, 2025, which is available upon request. The information for the fiscal years ended prior to July 31, 2023 was audited by the Funds' previous independent registered public accounting firm.

ABACUS FCF INTERNATIONAL LEADERS ETF FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year:

	Year Ended July 31,
	2025		2024	2023		2022	2021
Net asset value, beginning of year	$29.85		$27.96	$29.27		$36.38	$26.16

INCOME FROM INVESTMENT OPERATIONS:
Net investment income a.	0.56		0.55	1.02		1.12	0.44
Net realized and unrealized gain (loss) on investments	(0.14)		1.93	0.43	c.	(7.50)	9.98
Total from investment operations	0.42		2.48	1.45		(6.38)	10.42

LESS DISTRIBUTIONS:
From net investment income	(0.80)		(0.59)	(2.76)		(0.31)	(0.20)
From net realized gain on investments	—		—	—		(0.42)	—
Total distributions	(0.80)		(0.59)	(2.76)		(0.73)	(0.20)

CAPITAL SHARE TRANSACTIONS:
Transaction fees	—		—	0.00	d.	—	—
Net asset value, end of year	$29.47		$29.85	$27.96		$29.27	$36.38

Total return	1.38%		9.00%	6.02%		-17.93%	39.96%

SUPPLEMENTAL DATA:
Net assets, at end of year (000's)	$31,684		$60,455	$53,826		$54,157	$59,114

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.57%	e.	0.59%	0.59%		0.59%	0.59%
Net investment income to average net assets	1.89%		1.95%	3.79%		3.32%	1.32%
Portfolio turnover rate b.	143%		55%	62%		42%	87%

a.Calculated based on average shares outstanding during the year.
b.Excludes impact of in-kind transactions.
c.As required by the SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statements of Operations for the year ended July 31, 2023, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.
d.Amount represents less than $0.005 per share.
e.Effective February 1, 2025, the management fee charged by the Fund was reduced to 0.54%. Prior to February 1, 2025, the management fee charged by the Fund was 0.59%.

ABACUS FCF LEADERS ETF FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year:

	Year Ended July 31,
	2025		2024	2023	2022		2021
Net asset value, beginning of year	$62.33		$54.00	$48.81	$55.12		$39.92

INCOME FROM INVESTMENT OPERATIONS:
Net investment income a.	0.52		0.49	0.53	0.60		0.28
Net realized and unrealized gain (loss) on investments	7.33		8.26	5.61	(1.59)		15.11
Total from investment operations	7.85		8.75	6.14	(0.99)		15.39

LESS DISTRIBUTIONS:
From net investment income	(0.54)		(0.42)	(0.52)	(0.47)		(0.19)
From net realized gain on investments	—		—	(0.43)	(4.85)		—
Total distributions	(0.54)		(0.42)	(0.95)	(5.32)		(0.19)
Net asset value, end of year	$69.64		$62.33	$54.00	$48.81		$55.12

Total return	12.65%		16.29%	12.87%	-2.92%	c.	38.64%

SUPPLEMENTAL DATA:
Net assets, at end of year (000's)	$720,811		$412,962	$203,857	$176,938		$203,949

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.53%	d.	0.59%	0.59%	0.59%		0.59%
Net investment income to average net assets	0.78%		0.85%	1.09%	1.15%		0.61%
Portfolio turnover rate b.	98%		70%	39%	51%		98%

a.Calculated based on average shares outstanding during the year.
b.Excludes impact of in-kind transactions.
c.During the fiscal year ended July 31, 2022, the Advisor reimbursed the Fund for certain losses. Had the Fund not been reimbursed for these losses the total return would have remained at -2.92%.
d.Effective February 1, 2025, the management fee charged by the Fund was reduced to 0.49%. Prior to February 1, 2025, the management fee charged by the Fund was 0.59%.

ABACUS FCF SMALL CAP LEADERS ETF FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period:

	Period Ended July 31, 2025a.

Net asset value, beginning of period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income b.	0.06
Net realized and unrealized gain (loss) on investments	(1.99)	f.
Total from investment operations	(1.93)

LESS DISTRIBUTIONS:
From net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$23.01

Total return	-7.77%	c.

SUPPLEMENTAL DATA:
Net assets, at end of period (000's)	$1,162

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets:
Before expense reimbursement	0.59%	d.
After expense reimbursement	0.39%	d.
Net investment income to average net assets:
Before expense reimbursement	0.38%	d.
After expense reimbursement	0.58%	d.
Portfolio turnover rate e.	83%	c.

a.Commencement of operations on February 18, 2025.
b.Calculated based on average shares outstanding during the period.
c.Not annualized.
d.Annualized.
e.Excludes impact of in-kind transactions.
f.As required by the SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statements of Operations for the period ended July 31, 2025, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

ABACUS FCF INNOVATION LEADERS ETF FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Year Ended July 31,					Period Ended July 31, 2021a.
	2025		2024	2023	2022
Net asset value, beginning of period/year	$31.52		$26.74	$23.99	$29.61	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income b.	0.07		0.14	0.17	0.12	0.02
Net realized and unrealized gain (loss) on investments	7.49		4.86	2.85	(4.34)	4.60
Total from investment operations	7.56		5.00	3.02	(4.22)	4.62

LESS DISTRIBUTIONS:
From net investment income	(0.54)		(0.22)	(0.27)	(0.05)	(0.01)
From net realized gain on investments	—		—	—	(1.35)	—
Total distributions	(0.54)		(0.22)	(0.27)	(1.40)	(0.01)
Net asset value, end of period/year	$38.54		$31.52	$26.74	$23.99	$29.61

Total return	24.11%		18.76%	12.84%	-15.16%	18.48%	c.

SUPPLEMENTAL DATA:
Net assets, at end of period/year (000's)	$6,745		$44,910	$39,446	$92,953	$87,362

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets:
Before expense reimbursement	0.67%	f.	0.69%	0.69%	0.69%	0.69%	d.
After expense reimbursement	0.64%	g.	0.69%	0.69%	0.69%	0.69%	d.
Net investment income to average net assets:
Before expense reimbursement	0.16%	f.	0.50%	0.72%	0.45%	0.11%	d.
After expense reimbursement	0.20%	g.	0.50%	0.72%	0.45%	0.11%	d.
Portfolio turnover rate e.	79%		86%	161%	82%	40%	c.

a.Commencement of operations on December 7, 2020.
b.Calculated based on average shares outstanding during the period.
c.Not annualized.
d.Annualized.
e.Excludes impact of in-kind transactions.
f.Effective February 1, 2025, the management fee charged by the Fund was reduced to 0.59%. Prior to February 1, 2025, the management fee charged by the Fund was 0.69%.
g.Effective February 1, 2025, the Adviser agreed to waive a portion of the Fund's management fee equal to 0.20% of the Fund's average daily net assets through at least November 28, 2026.

ABACUS FLEXIBLE BOND LEADERS ETF FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Year Ended July 31,					Period Ended July 31, 2021a.
	2025		2024	2023	2022
Net asset value, beginning of period/year	$21.26		$20.88	$22.13	$25.23	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income b.	1.30		1.11	0.93	0.61	0.57
Net realized and unrealized gain (loss) on investments	(0.15)		0.38	(1.33)	(3.08)	0.15
Total from investment operations	1.15		1.49	(0.40)	(2.47)	0.72

LESS DISTRIBUTIONS:
From net investment income	(2.92)		(1.11)	(0.85)	(0.63)	(0.49)
Total distributions	(2.92)		(1.11)	(0.85)	(0.63)	(0.49)
Net asset value, end of period/year	$19.49		$21.26	$20.88	$22.13	$25.23

Total return	5.95%		7.39%	-1.73%	-9.96%	2.92%	c.

SUPPLEMENTAL DATA:
Net assets, at end of period/year (000's)	$2,436		$30,293	$31,319	$47,587	$88,952

RATIOS TO AVERAGE NET ASSETSf.:
Expenses to average net assets:
Before expense reimbursement	0.68%	g.	0.69%	0.69%	0.69%	0.69%	d.
After expense reimbursement	0.66%	h.	0.69%	0.69%	0.69%	0.69%	d.
Net investment income to average net assets:
Before expense reimbursement	6.12%	g.	5.34%	4.44%	2.52%	3.54%	d.
After expense reimbursement	6.14%	h.	5.34%	4.44%	2.52%	3.54%	d.
Portfolio turnover rate e.	459%		662%	792%	1,029%	327%	c.

a.Commencement of operations on December 7, 2020.
b.Calculated based on average shares outstanding during the year/period.
c.Not annualized.
d.Annualized.
e.Excludes impact of in-kind transactions.
f.Income and expense ratios presented do not reflect the income and expenses of underlying funds.
g.Effective February 1, 2025, the management fee charged by the Fund was reduced to 0.59%. Prior to February 1, 2025, the management fee charged by the Fund was 0.69%.
h.Effective February 1, 2025, Abacus FCF Advisors LLC (the "Adviser") agreed to waive a portion of the Fund's management fee equal to 0.20% of the Fund's average daily net assets through at least November 28, 2026.

ABACUS FCF REAL ASSETS LEADERS ETF FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Year Ended July 31,				Period Ended July 31, 2022a.
	2025		2024	2023
Net asset value, beginning of period/year	$31.35		$28.37	$26.31	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income b.	0.85		0.98	1.21	0.63
Net realized and unrealized gain (loss) on investments	(0.87)	f.	3.35	3.10	1.11	f.
Total from investment operations	(0.02)		4.33	4.31	1.74

LESS DISTRIBUTIONS:
From net investment income	(2.65)		(1.35)	(1.50)	(0.43)
From net realized gain on investments	—		—	(0.75)	—
Total distributions	(2.65)		(1.35)	(2.25)	(0.43)
Net asset value, end of period/year	$28.68		$31.35	$28.37	$26.31

Total return	0.14%		15.86%	17.62%	6.88%	c.

SUPPLEMENTAL DATA:
Net assets, at end of period/year (000's)	$56,647		$44,675	$41,848	$34,857

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets:
Before expense reimbursement	0.63%	g.	0.69%	0.69%	0.69%	d.
After expense reimbursement	0.51%	h.	0.69%	0.69%	0.69%	d.
Net investment income to average net assets:
Before expense reimbursement	2.77%	g.	3.39%	4.62%	3.79%	d.
After expense reimbursement	2.89%	h.	3.39%	4.62%	3.79%	d.
Portfolio turnover rate e.	101%		84%	90%	48%	c.

a.Commencement of operations on December 13, 2021.
b.Calculated based on average shares outstanding during the period.
c.Not annualized.
d.Annualized.
e.Excludes impact of in-kind transactions.
f.As required by the SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statements of Operations for the periods ended July 31, 2022 and July 31, 2025, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.
g.Effective February 1, 2025, the management fee charged by the Fund was reduced to 0.59%. Prior to February 1, 2025, the management fee charged by the Fund was 0.69%.
h.Effective February 1, 2025, the Adviser agreed to waive a portion of the Fund's management fee equal to 0.20% of the Fund's average daily net assets through at least November 28, 2026.

MORE INFORMATION ABOUT THE FUNDS
If you would like more information about the Funds and the Trust, the following documents are available free, upon request:
Annual/Semi-Annual Reports to Shareholders; Form N-CSR Filed with the SEC
Additional information about the Funds is available in their annual and semi-annual reports to shareholders, and in the Form N-CSR filed with the SEC. The annual report will explain the market conditions and investment strategies affecting the Funds' performance during the preceding fiscal year. In Form N-CSR, you will find the Funds' annual and semi-annual financial statements.
Statement of Additional Information
The SAI dated November 28, 2025, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.
To receive a free copy of the latest annual or semi-annual report, financial statements, or the SAI, or to request additional information about the Funds, please contact us at 800-617-0004 or visit www.abacusfcf.com.
Information Provided by the Securities and Exchange Commission
Information about the Funds, including their reports and the SAI, has been filed with the SEC. They are available on the EDGAR database on the SEC’s internet site (http://www.sec.gov). You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov).

Investment Company Act File No. 811-22995.